UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1.	Reports to Stockholders.

2009 ANNUAL REPORT

TIAA SEPARATE

ACCOUNT VA-1

DECEMBER 31, 2009

Audited financial statements

Stock Index Account

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TIAA

CREF

FINANCIAL SERVICES

FOR THE GREATER GOOD®

UNDERSTANDING THIS REPORT

This report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2009. The report contains three main sections:

•	The account performance section compares the account’s return with the return of its benchmark index.

•

The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2009. It also lists the account’s largest individual holdings and any holding that made up more than one percent of the account’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

CONTENTS

Information for contractowners	1

Important information about expenses	2

About the account’s benchmark	3

Account performance

Stock Index Account	4

Summary portfolio of investments	6

Financial statements
Statement of assets and liabilities	11
Statement of operations	12
Statement of changes in net assets	13
Financial highlights	14
Notes to financial statements	15

Report of independent registered public accounting firm	21

Management	22

How to reach us	Inside back cover

INFORMATION FOR CONTRACTOWNERS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of TIAA Separate Account VA-1’s portfolio holdings (called “TIAA Separate Account VA-1 Schedule of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings in the separate account’s investment portfolio, the Stock Index Account, as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1 ¡ 2009 Annual Report    1

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contractowner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on purchases. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on the next page is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. The example is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example assumes $1,000 was invested on July 1, 2009, and held for six months until December 31, 2009.

Actual expenses

The first line in the table on page 3 uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table on page 3 shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2    2009 Annual Report ¡ TIAA Separate Account VA-1

EXPENSE EXAMPLE

Six months ended December 31, 2009
Stock Index Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)
Actual return	$1,000.00	$1,227.20	$4.15
5% annual hypothetical return	1,000.00	1,021.48	3.77

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.74%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

ABOUT THE ACCOUNT’S BENCHMARK

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index. The index’s return does not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

TIAA Separate Account VA-1 ¡ 2009 Annual Report    3

STOCK INDEX ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The Stock Index Account returned 27.48% for the year, compared with the 28.34% return of its benchmark, the Russell 3000® Index.

Rebounding market eases long-term losses

After declining 10.80% from January 1 through March 31, 2009, the broad-based Russell 3000 Index surged nearly 44%, ending the twelve months with its largest calendar-year gain since 2003.

The period opened with a sharply contracting U.S. economy, steep monthly job losses and continuing problems in the financial sector. As the year progressed, however, the federal stimulus package plus a number of Federal Reserve initiatives began to have a positive effect. Job losses eased, economic activity picked up and corporate profits were better than expected. With renewed confidence, investors left the safety of U.S. Treasury securities to seek higher returns in stocks, fueling the year’s powerful rally.

For the ten years ended December 31, 2009, the average annual return of the Russell 3000 Index was -0.20%.

Tech stocks fuel the index’s rise

In July 2009, Russell reorganized the sectors of the Russell indexes, reducing the number of sectors from twelve to nine. For the year, all nine sectors of the Russell 3000 Index posted double-digit gains. The index’s advance was driven by the 64.2% surge in technology, its largest sector in terms of market capitalization on December 31, 2009. The consumer discretionary and health care sectors, which together made up more than one-quarter of the index, gained 41.0% and 21.4%, respectively. Financial services, the benchmark’s second-largest sector, rose 17.6%.

Returns of largest stocks vary widely

Although the Russell 3000 Index scored impressive gains for the period, its five largest stocks produced mixed results. Apple rose a stunning 146.9%, as better-than-expected consumer spending boosted iPhone sales, and Microsoft soared 60.5%. In contrast, Johnson & Johnson and Procter & Gamble rose 11.3% and 1.2%, respectively, while Exxon Mobil fell 12.6%.

For the period, the account’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of its benchmark.

4    2009 Annual Report ¡ TIAA Separate Account VA-1

PERFORMANCE AS OF DECEMBER 31, 2009
	Total return	Average annual total return
	1 year	5 years	10 years
Stock Index Account (inception: 11/1/1994)	27.48%	0.17%	–0.70%
Russell 3000 Index	28.34	0.76	–0.20

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without any such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

HOLDINGS BY COMPANY SIZE
Market capitalization	% of portfolio investments as of 12/31/2009
Over $15 billion	63.80
$4 billion–$15 billion	19.33
Under $4 billion	16.87

Total	100.00

TIAA Separate Account VA-1 ¡ 2009 Annual Report    5

SUMMARY PORTFOLIO OF INVESTMENTS

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$51	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			57	0.01

AGRICULTURAL SERVICES			143	0.02

AMUSEMENT AND RECREATION SERVICES
104,924		Walt Disney Co	3,384	0.50
		Other	944	0.14

			4,328	0.64

APPAREL AND ACCESSORY STORES			4,541	0.67

APPAREL AND OTHER TEXTILE PRODUCTS			2,634	0.39

AUTO REPAIR, SERVICES AND PARKING			457	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,415	0.21

BUILDING MATERIALS AND GARDEN SUPPLIES
96,427		Home Depot, Inc	2,790	0.41
		Other	2,288	0.34

			5,078	0.75

BUSINESS SERVICES
13,548	*	Google, Inc (Class A)	8,399	1.24
435,595		Microsoft Corp	13,281	1.95
216,210		Oracle Corp	5,306	0.78
		Other	29,558	4.35

			56,544	8.32

CHEMICALS AND ALLIED PRODUCTS
87,563		Abbott Laboratories	4,728	0.70
57,283	*	Amgen, Inc	3,240	0.48
97,585		Bristol-Myers Squibb Co	2,464	0.36
28,388		Colgate-Palmolive Co	2,332	0.34
155,902		Johnson & Johnson	10,042	1.48
172,530		Merck & Co, Inc	6,304	0.93
31,030		Monsanto Co	2,537	0.37
456,425		Pfizer, Inc	8,302	1.22
164,769		Procter & Gamble Co	9,990	1.47
		Other	28,978	4.26

			78,917	11.61

COAL MINING			1,975	0.29

COMMUNICATIONS
333,874		AT&T, Inc	9,358	1.38
163,274		Comcast Corp (Class A)	2,753	0.41
160,643		Verizon Communications, Inc	5,322	0.78
		Other	12,305	1.81

			29,738	4.38

6	2009 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
489,434		Bank of America Corp	$7,371	1.08%
859,851		Citigroup, Inc	2,846	0.42
212,701		JPMorgan Chase & Co	8,863	1.31
107,157		US Bancorp	2,412	0.35
268,955		Wells Fargo & Co	7,259	1.07
		Other	16,118	2.37

			44,869	6.60

EATING AND DRINKING PLACES
62,750		McDonald’s Corp	3,918	0.58
		Other	3,308	0.48

			7,226	1.06

EDUCATIONAL SERVICES			1,337	0.20

ELECTRIC, GAS, AND SANITARY SERVICES			29,574	4.35

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
50,419	*	Apple Computer, Inc	10,631	1.57
326,298	*	Cisco Systems, Inc	7,812	1.15
599,367		General Electric Co	9,068	1.33
315,918		Intel Corp	6,445	0.95
93,891		Qualcomm, Inc	4,343	0.64
		Other	20,195	2.97

			58,494	8.61

ENGINEERING AND MANAGEMENT SERVICES			4,606	0.68

FABRICATED METAL PRODUCTS			3,907	0.57

FISHERIES			3	0.00	**

FOOD AND KINDRED PRODUCTS
131,239		Coca-Cola Co	7,481	1.10
82,980		Kraft Foods, Inc (Class A)	2,255	0.33
88,099		PepsiCo, Inc	5,356	0.79
		Other	11,415	1.68

			26,507	3.90

FOOD STORES			1,897	0.28

FORESTRY			717	0.11

FURNITURE AND FIXTURES			1,034	0.15

FURNITURE AND HOME FURNISHINGS STORES			1,889	0.28

GENERAL BUILDING CONTRACTORS			1,201	0.18

GENERAL MERCHANDISE STORES
125,007		Wal-Mart Stores, Inc	6,682	0.98
		Other	6,087	0.90

			12,769	1.88

HEALTH SERVICES			8,885	1.31

HEAVY CONSTRUCTION, EXCEPT BUILDING			213	0.03

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Annual Report	7

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES			$16,173	2.38%

HOTELS AND OTHER LODGING PLACES			1,994	0.29

INDUSTRIAL MACHINERY AND EQUIPMENT
39,479		3M Co	3,264	0.48
135,309		Hewlett-Packard Co	6,970	1.03
74,798		International Business Machines Corp	9,791	1.44
		Other	24,084	3.54

			44,109	6.49

INSTRUMENTS AND RELATED PRODUCTS
63,209		Medtronic, Inc	2,780	0.41
		Other	20,021	2.95

			22,801	3.36

INSURANCE AGENTS, BROKERS AND SERVICE			2,330	0.34

INSURANCE CARRIERS			22,963	3.38

JUSTICE, PUBLIC ORDER AND SAFETY			245	0.04

LEATHER AND LEATHER PRODUCTS			933	0.14

LEGAL SERVICES			165	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			89	0.01

LUMBER AND WOOD PRODUCTS			134	0.02

METAL MINING			4,308	0.63

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,049	0.15

MISCELLANEOUS RETAIL
18,488	*	Amazon.com, Inc	2,487	0.37
82,256		CVS Corp	2,649	0.39
		Other	5,815	0.85

			10,951	1.61

MOTION PICTURES			5,024	0.74

NONDEPOSITORY INSTITUTIONS
57,887		American Express Co	2,346	0.35
		Other	2,974	0.43

			5,320	0.78

NONMETALLIC MINERALS, EXCEPT FUELS			550	0.08

OIL AND GAS EXTRACTION
46,101		Occidental Petroleum Corp	3,750	0.55
67,716		Schlumberger Ltd	4,408	0.65
		Other	23,678	3.48

			31,836	4.68

PAPER AND ALLIED PRODUCTS			3,616	0.53

PERSONAL SERVICES			1,049	0.15

8	2009 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2009

Shares	Company	Value (000)	% of net assets

PETROLEUM AND COAL PRODUCTS
113,438	Chevron Corp	$8,734	1.29%
83,798	ConocoPhillips	4,280	0.63
275,757	Exxon Mobil Corp	18,804	2.77
	Other	4,387	0.64

		36,205	5.33

PIPELINES, EXCEPT NATURAL GAS		751	0.11

PRIMARY METAL INDUSTRIES		4,753	0.70

PRINTING AND PUBLISHING		2,258	0.33

RAILROAD TRANSPORTATION		5,691	0.84

REAL ESTATE		692	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		1,184	0.17

SECURITY AND COMMODITY BROKERS
28,569	Goldman Sachs Group, Inc	4,824	0.71
76,900	Morgan Stanley	2,276	0.34
	Other	9,470	1.39

		16,570	2.44

SOCIAL SERVICES		30	0.00	**

SPECIAL TRADE CONTRACTORS		589	0.09

STONE, CLAY, AND GLASS PRODUCTS		2,743	0.40

TEXTILE MILL PRODUCTS		236	0.03

TOBACCO PRODUCTS
117,151	Altria Group, Inc	2,300	0.34
110,920	Philip Morris International, Inc	5,345	0.79
	Other	1,230	0.18

		8,875	1.31

TRANSPORTATION BY AIR		3,439	0.51

TRANSPORTATION EQUIPMENT
47,644	United Technologies Corp	3,307	0.49
	Other	12,614	1.85

		15,921	2.34

TRANSPORTATION SERVICES		1,290	0.19

TRUCKING AND WAREHOUSING
39,284	United Parcel Service, Inc (Class B)	2,254	0.33
	Other	653	0.10

		2,907	0.43

WATER TRANSPORTATION		1,703	0.25

WHOLESALE TRADE-DURABLE GOODS		2,573	0.38

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Annual Report	9

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2009

Shares	Company		Value (000)		% of net assets

WHOLESALE TRADE-NONDURABLE GOODS			$4,197		0.62%

	TOTAL COMMON STOCKS	(Cost $572,601)	679,252		99.95

RIGHTS/WARRANTS
BUILDING MATERIALS AND GARDEN SUPPLIES			0	^	0.00	**

COMMUNICATIONS			2		0.00	**

	TOTAL RIGHTS/WARRANTS	(Cost $0^)	2		0.00	**

	TOTAL PORTFOLIO	(Cost $572,601)	679,254		99.95
	OTHER ASSETS & LIABILITIES, NET		305		0.05

	NET ASSETS		$679,559		100.00%

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the account uses more specific industry categories in following its investment limitations on industry concentrations.

10	2009 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2009

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at cost	$572,601
Net unrealized appreciation (depreciation) on portfolio investments	106,653
Portfolio investments, at value	679,254
Receivable from securities transactions	1,809
Dividends receivable	900
Other	21
Total assets	681,984

LIABILITIES
Due to affiliates	433
Payable for securities transactions	1,369
Overdraft payable	602
Manager compensation payable	21
Total liabilities	2,425

NET ASSETS
Accumulation Fund	$679,559

Accumulation units outstanding	8,921

Accumulation unit value	$76.17

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Annual Report	11

STATEMENT OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends	$12,858
Interest	2
Total income	12,860

EXPENSES
Administrative	1,162
Investment advisory	1,744
Mortality and expense risk charges	2,325
Total expenses before expense waiver	5,231
Less: expense waiver by investment advisor	(1,119)
Net expenses	4,112

Net investment income (loss)	8,748

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	(15,663)
Futures transactions	503
Net realized gain (loss) on total investments	(15,160)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	152,027
Net change in unrealized appreciation (depreciation) on total investments	152,027
Net realized and unrealized gain (loss) on total investments	136,867
Net increase (decrease) in net assets resulting from operations	$145,615

12	2009 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED DECEMBER 31

	Stock Index Account
(amounts in thousands)	2009	2008

OPERATIONS
Net investment income (loss)	$8,748	$12,547
Net realized gain (loss) on total investments	(15,160)	10,275
Net change in unrealized appreciation (depreciation) on total investments	152,027	(377,620)
Net increase (decrease) from operations	145,615	(354,798)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	10,716	15,488
Net transfers from (to) TIAA	(14,230)	(43,279)
Withdrawals and death benefits	(29,480)	(39,765)
Net increase (decrease) in net assets resulting from contractowner transactions	(32,994)	(67,556)

Net increase (decrease) in net assets	112,621	(422,354)

NET ASSETS
Beginning of period	566,938	989,292
End of period	$679,559	$566,938

ACCUMULATION UNITS
Units purchased	164	200
Units sold/transferred	(731)	(1,057)

OUTSTANDING
Beginning of period	9,488	10,345
End of period	8,921	9,488

See notes to financial statements	TIAA Separate Account VA-1 ■ 2009 Annual Report	13

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED

	Stock Index Account
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR
Investment income(a)	$1.413	$1.758	$1.750	$1.568	$1.378
Expenses(a)	0.452	0.484	0.575	0.584	0.519
Net investment income(a)	0.961	1.274	1.175	0.984	0.859
Net realized and unrealized gain (loss) on total investments	15.456	(37.166)	2.979	10.909	3.222
Net change in accumulation unit value	16.417	(35.892)	4.154	11.893	4.081

Accumulation Unit Value:
Beginning of period	59.754	95.646	91.492	79.599	75.518
End of period	$76.171	$59.754	$95.646	$91.492	$79.599

TOTAL RETURN*	27.48%	(37.53% )	4.54%	14.94%	5.40%

RATIOS TO AVERAGE NET ASSETS
Ratio of expense to average net assets before expense waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.71%	0.67%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	1.50%	1.58%	1.19%	1.13%	1.12%

SUPPLEMENTAL DATA
Portfolio turnover rate	6%	7%	6%	7%	6%
Accumulation units outstanding at end of period†	8,921	9,488	10,345	10,882	11,598
Net assets at end of period†	$679,559	$566,938	$989,292	$996,044	$923,201

*	Based on per accumulation data.

†	Thousands

(a)	Based upon average accumulation units outstanding.

14	2009 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events through February 22, 2010. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Cash: The Account holds cash with the custodian. The Account is charged a fee for overdrafts.

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. As of December 31, 2009, the Account did not have any securities out on loan.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/

index, while selling futures contracts tends to decrease exposure to the underlying

TIAA Separate Account VA-1 ■ 2009 Annual Report	15

NOTES TO FINANCIAL STATEMENTS

instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2005-2009) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee (“Managers”) compensation: The Managers of the Account, all of whom are independent, receive certain remuneration for their services, plus travel and other expenses incurred in attending Committee meetings. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Managers participate in a long-term compensation plan. Amounts deferred are retained by the Account. The investment of deferred amounts and the offsetting payable to the Managers are included in the accompanying Statement of Assets and Liabilities.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

16	2009 Annual Report ■ TIAA Separate Account VA-1

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Managers. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock—Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Managers. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities—Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TIAA Separate Account VA-1 ■ 2009 Annual Report	17

NOTES TO FINANCIAL STATEMENTS

Short-term investments—Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Prior to May 1, 2009, short-term investments with maturities of 60 days or less were valued in the same manner as debt securities.

Investments in registered investment companies —These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts—Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Managers. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of December 31, 2009, 100% of the investments in the Account were valued based on Level 1 inputs. Please see the Summary Portfolio of Investments for a detailed breakout by industry.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of (December 31, 2008)	$50
Change in Unrealized Appreciation/Depreciation	1,100
Transfers out of Level 3	(1,150)
Balance as of (December 31, 2009)	$—

Note 3—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, by TIAA-CREF Individual & Institutional Services, LLC. (“Services”). TPIS and Services are wholly owned subsidiaries of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account. Prior to August 1, 2009, the investment advisory fee waiver daily deduction was equivalent to an annual charge of 0.07% of the average daily net assets of the Account. The Administrative

18	2009 Annual Report ■ TIAA Separate Account VA-1

continued

Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Managers, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Note 4—investments

At December 31, 2009, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $106,652,690, consisting of gross unrealized appreciation of $223,027,241 and gross unrealized depreciation of $(116,374,551).

The Account purchased 177 equity futures contracts with a notional cost of $7,962,138 and sold 177 equity futures contracts with a notional value of $8,464,866 during the period ended December 31, 2009. For the Account, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions is reported separately on the Statement of Operations.

Purchases and sales of portfolio securities, excluding short-term instruments, for the year-ended December 31, 2009, were $36,176,481 and $58,234,085, respectively.

Note 5—line of credit

The Account participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation, the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts or mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended December 31, 2009, there were no borrowings under this credit facility by the Account.

Note 6—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure

TIAA Separate Account VA-1 ■ 2009 Annual Report	19

NOTES TO FINANCIAL STATEMENTS	concluded

requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the new disclosure requirements will have on the financial statements.

20	2009 Annual Report ■ TIAA Separate Account VA-1

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Management Committee and Contractowners of

TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 22, 2010

TIAA Separate Account VA-1 ■ 2009 Annual Report	21

MANAGEMENT (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2009

Disinterested members

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	66	Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club and the Butler Conservation Fund, Inc.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Member	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	66	Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Member	Indefinite term. Member since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment adviser).	66	None

22	2009 Annual Report ■ TIAA Separate Account VA-1

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/1967	Member	Indefinite term. Trustee since 2007	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Chief Operating Officer, DDJ Capital Management (2003–2006); and Executive Vice President (2000–2002), Senior Vice President (1995–2000) and Vice President (1992–1995), Fidelity Investments.	66	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004); Acting Dean (2009); Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	66	None
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Member	Indefinite term. Member since 2001.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994–1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993–1997).	66	None

TIAA Separate Account VA-1 ■ 2009 Annual Report	23

MANAGEMENT (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2009

Disinterested members—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/1948	Member	Indefinite term. Member since 2003.	President and Chief Operating Officer, First Eagle Investment Management LLC (since 2009); Principal, BAM Consulting LLC (2003–2009). Independent Consultant for Merrill Lynch (2003–2009); Chairman, Oppenheimer Funds, Inc. (2000–2001), Chief Executive Officer (1995–2001), President (1991–2000), and Chief Operating Officer (1989–1995) of that firm.	66	Director, Prudential plc, Arnhold and S. Bleichroeder Holdings, and First Eagle Investment Management.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/1958	Member	Indefinite term. Member since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996–present). Program Director, National Bureau of Economic Research (1990–2008).	66	The Jeffrey Company and Jeflion Company (unregistered investment companies), the Alfred P. Sloan Foundation and National Bureau of Economic Research.

24	2009 Annual Report ■ TIAA Separate Account VA-1

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/1949	Chairman and Member	Indefinite term. Member since 2001, Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); Chairman and CEO and CIO, NCM Capital Advisers Inc. (since 2003), and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	66	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/1950	Member	Indefinite term. Member since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Fellow, Financial Management Association (since 2002). Associate Dean for Research (2001–2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002–2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001–2002).	66	None

TIAA Separate Account VA-1 ■ 2009 Annual Report	25

MANAGEMENT (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2009

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/1956	Executive Vice President	One-year term. Executive Vice President since 2007.	Executive Vice President (EVP), Individual & Institutional Client Services (since 2009), EVP, Individual Client Services (2007–2009) of Teachers Insurance and Annuity Association (“TIAA”) and EVP of TIAA-CREF Funds, College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2008); EVP of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007–2008); Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since 2007); and Senior Managing Director and Head of Wealth Management Group, TIAA (2004–2007). Partner, Spyglass Investments (2002–2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997–2003).
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/1954	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009	EVP and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009), Special Advisor to the Chairman for International Derivatives (1995–1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993–1995), U.S. Securities and Exchange Commission.

26	2009 Annual Report ■ TIAA Separate Account VA-1

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/1962	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer Asset Management Compliance of TIAA and Teachers Advisors, Inc. (“Advisors”), Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008) and Chief Compliance Officer of TIAA Separate Account VA-3 (since 2008). Chief Compliance Officer of Advisors (2008). Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994–1997); Staff Attorney, Division of Enforcement, U.S. Securities and Exchange Commission (1988-1994); and Staff Attorney, New York Office of Special Prosecutor (Howard Beach case) (1987-1988).
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/1959	Executive Vice President	One-year term. Executive Vice President since 1997.	President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007); EVP (since 1997) of CREF and TIAA Separate Account VA-1; EVP, Investments, Research, Institute & Strategy (since 2009) and EVP, Head of Asset Management (2006–2009), and EVP and Chief Investment Officer (2005) of TIAA. Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of TCIM (since 2004). Manager of TIAA Realty Capital Management, LLC (2004–2006), and Chief Investment Officer of TIAA (2004–2006) and the TIAA-CREF Fund Complex (2003–2006). Director of TIAA Global Markets, Inc. (2004–2005); Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA (since 2008), and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2008). Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006); Partner and Associate, McKinsey & Company (1984–1997).

TIAA Separate Account VA-1 ■ 2009 Annual Report	27

MANAGEMENT (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2009

Officers—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/1963	Principal Financial Officer, Principal Accounting Officer and Treasurer since 2009	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2009.	Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Treasurer of CREF (since 2008). Director (since 2008) and Funds Treasurer (since 2007) of Advisors; Manager and Funds Treasurer of TCIM (since 2008); Director of TIAA-CREF Trust Company, FSB (since 2008). Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/1952	Executive Vice President	One-year term. Executive Vice President since 2003.	EVP, Chief Communications Officer of TIAA (since 2009) and EVP of the TIAA-CREF Fund Complex (since 2003). EVP, Public Affairs of TIAA (2005–2009); Director of TIAA-CREF Life Insurance Company (2003–2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001–2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993–2001).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/1959	Executive Vice President	One-year term. Executive Vice President since 2009.	EVP, Head of Risk Management of TIAA and EVP of the TIAA-CREF Fund Complex (since 2009). EVP, Risk Management of Advisors and Investment Management (since 2009). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Senior Managing Director of Advisors and Investment Management (2006–2009); Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006). Senior Vice President, Risk Management Department, Lehman Brothers (1996–2004).

28	2009 Annual Report ■ TIAA Separate Account VA-1

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/1948	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Chief Governance Officer, The Gillette Company (2000–2005).
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/1966	Executive Vice President	One-year term. Executive Vice President since 2003.	EVP, Human Resources & Corporate Services (since 2007), and EVP, Human Resources (2005–2007) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2003) and Head of Corporate Services of TIAA (since 2006). Director, TIAA-CREF Life Insurance Company (2003–2006); First Vice President and Head of Human Resources (1999–2001), International Private Client Division and Global Debt Markets (2002–2003), Merrill Lynch & Co.; and Vice President and Head of Human Resources, Japan Morgan Stanley (1998–1999).
Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/1956	Executive Vice President	One-year term. Executive Vice President 2006.	EVP, Chief Integration Officer of TIAA (since 2010), EVP, Chief Financial Officer of TIAA and CREF (since 2006). Director (since 2007) and EVP and Chief Financial Officer (since 2008) of TIAA-CREF Enterprises, Inc. Manager, EVP and Chief Financial Officer of TIAA-CREF Redwood, LLC (since 2006), Director and Vice President of TPIS (2006–2008), EVP and Chief Financial Officer of TIAA-CREF Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006–2007). Manager and EVP TIAA-CREF Investment Management, Director and EVP of TPIS and Advisors (2006–2008); EVP and Chief Financial Officer of TIAA Separate Account VA-1 (2006–2009). EVP, Finance, Golden West Financial Corporation (2002–2006) and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999–2002).
Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/1954	Executive Vice President	One-year term. Executive Vice President since 2008.	EVP, Technology and Operations of TIAA (since 2008), and EVP of the TIAA-CREF Fund Complex (since 2008). Principal, Market Resolve, LLC (2006–2008); and Head, Middle Office, Investment Banking (2000–2002), Head, Technology and Operations, Equities (1999–2000) and Chief Operating Officer, Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997–1999), JP Morgan Chase & Co.

TIAA Separate Account VA-1 ■ 2009 Annual Report	29

MANAGEMENT (UNAUDITED)	concluded

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS  ■  DECEMBER 31, 2009

Officers—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/1951	Executive Vice President	One-year term. Executive Vice President since 2001.	EVP and Chief Institutional Development and Sales Officer (since 2008); EVP, Strategy, Integration and Policy (2007–2008); EVP, Strategy, Implementation and Policy (2006–2007), EVP, Product Management (2005–2006) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2008); EVP, Strategy Implementation and Policy of TIAA (2006–2008); Manager of TIAA-CREF Redwood, LLC (since 2007); Director of TCT Holdings, Inc. (since 2007); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). EVP, Product Management of TIAA (2000–2005); and President and Chief Executive Officer, Horizon Mercy (1996–2000).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/1958	Executive Vice President	One-year term. Executive Vice President since January 2006.	EVP, Product Development and Management (since 2009), EVP, Institutional Client Services (2006–2009), and EVP, Product Management (2005–2006) of TIAA, and EVP of the TIAA Fund Complex (since 2008); EVP, Institutional Client Services (2006–2008); Director of TCT Holdings, Inc. (since 2007); EVP of TIAA-CREF Life Insurance Company (since 2009); Director (since 2007) and EVP (since 2008) of TIAA-CREF Enterprises, Inc. and Manager, President and CEO, TIAA-CREF Redwood, LLC (since 2006). Director of Tuition Financing (2006–2009); Senior Vice President, Pension Products (2003–2006) and Vice President, Support Services (1998–2003) of TIAA and the TIAA-CREF Fund Complex.

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

30	2009 Annual Report ■ TIAA Separate Account VA-1

HOW TO REACH US

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

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C46586	A10845 (2/10)

Item 2.	Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $110,000 and $132,080, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2009 and December 31, 2008, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2009

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.95%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,584	*	Chiquita Brands International, Inc	$47
149		Griffin Land & Nurseries, Inc (Class A)	4

		TOTAL AGRICULTURAL PRODUCTION-CROPS	51

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803		Cal-Maine Foods, Inc	27
22		Seaboard Corp	30

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	57

AGRICULTURAL SERVICES - 0.02%
727	*	Cadiz, Inc	9
555		Calavo Growers, Inc	9
5,034	*	VCA Antech, Inc	125

		TOTAL AGRICULTURAL SERVICES	143

AMUSEMENT AND RECREATION SERVICES - 0.64%
3,231	*	Bally Technologies, Inc	133
433		Churchill Downs, Inc	16
978		Dover Downs Gaming & Entertainment, Inc	4
18,161	*	Electronic Arts, Inc	322
1,772		International Speedway Corp (Class A)	50
2,155	*	Life Time Fitness, Inc	54
4,424	*	Live Nation, Inc	38
1,276	*	Multimedia Games, Inc	8
3,623	*	Penn National Gaming, Inc	99
3,407	*	Pinnacle Entertainment, Inc	31
819		Speedway Motorsports, Inc	14
2,163	*	Ticketmaster	26
1,000	*	Town Sports International Holdings, Inc	2
104,924		Walt Disney Co	3,384
2,602	*	Warner Music Group Corp	15
2,631	*	WMS Industries, Inc	105
1,461		World Wrestling Entertainment, Inc (Class A)	22
1,694	*	Youbet.com, Inc	5

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,328

APPAREL AND ACCESSORY STORES - 0.67%
5,074		Abercrombie & Fitch Co (Class A)	177
3,747	*	Aeropostale, Inc	128
2,117	*	American Apparel, Inc	7
9,979		American Eagle Outfitters, Inc	169
3,358	*	AnnTaylor Stores Corp	46
1,533		Bebe Stores, Inc	10
2,844		Brown Shoe Co, Inc	28
1,313		Buckle, Inc	38
3,338	*	Carter’s, Inc	88
1,800		Cato Corp (Class A)	36
2,864	*	Charming Shoppes, Inc	18
10,387	*	Chico’s FAS, Inc	146
1,410	*	Children’s Place Retail Stores, Inc	47
2,493		Christopher & Banks Corp	19
836	*	Citi Trends, Inc	23
3,907	*	Collective Brands, Inc	89
238	*	Destination Maternity Corp	4
3,225	*	Dress Barn, Inc	74
1,051	*	DSW, Inc (Class A)	27
2,083		Finish Line, Inc (Class A)	26
9,029		Foot Locker, Inc	101
27,548		Gap, Inc	577

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,429	*	Hanesbrands, Inc	$131
2,222	*	Hot Topic, Inc	14
2,758	*	J Crew Group, Inc	123
1,171	*	JOS A Bank Clothiers, Inc	49
17,392	*	Kohl’s Corp	938
14,643		Limited Brands, Inc	282
2,204	*	Lululemon Athletica, Inc	66
888	*	New York & Co, Inc	4
9,524		Nordstrom, Inc	358
4,283	*	Pacific Sunwear Of California, Inc	17
7,285		Ross Stores, Inc	311
517	*	Shoe Carnival, Inc	11
2,332		Stage Stores, Inc	29
1,200		Talbots, Inc	11
1,963	*	Under Armour, Inc (Class A)	54
7,098	*	Urban Outfitters, Inc	248
5,043	*	Wet Seal, Inc (Class A)	17

		TOTAL APPAREL AND ACCESSORY STORES	4,541

APPAREL AND OTHER TEXTILE PRODUCTS - 0.39%
762		Columbia Sportswear Co	30
811	*	G-III Apparel Group Ltd	18
3,453		Guess ?, Inc	146
1,699	*	Gymboree Corp	74
5,065		Jones Apparel Group, Inc	81
5,941	*	Liz Claiborne, Inc	33
1,392	*	Maidenform Brands, Inc	23
20,345		Nike, Inc (Class B)	1,344
3,068		Phillips-Van Heusen Corp	125
3,241		Polo Ralph Lauren Corp (Class A)	263
7,612	*	Quiksilver, Inc	15
1,435	*	True Religion Apparel, Inc	27
4,795		VF Corp	351
2,470	*	Warnaco Group, Inc	104

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,634

AUTO REPAIR, SERVICES AND PARKING - 0.07%
607	*	Amerco, Inc	30
1,436	*	Dollar Thrifty Automotive Group, Inc	37
10,831	*	Hertz Global Holdings, Inc	129
1,073	*	Midas, Inc	9
873		Monro Muffler, Inc	29
3,326		Ryder System, Inc	137
672	*	Standard Parking Corp	11
2,361	*	Wright Express Corp	75

		TOTAL AUTO REPAIR, SERVICES AND PARKING	457

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.21%
5,309		Advance Auto Parts	215
580	*	America’s Car-Mart, Inc	15
1,889	*	Asbury Automotive Group, Inc	22
4,274	*	Autonation, Inc	82
1,699	*	Autozone, Inc	269
12,774	*	Carmax, Inc	310
3,576	*	Copart, Inc	131
832	*	Lithia Motors, Inc (Class A)	7
7,596	*	O’Reilly Automotive, Inc	289
2,259		Penske Auto Group, Inc	34
2,119	*	Rush Enterprises, Inc (Class A)	25
1,546		Sonic Automotive, Inc (Class A)	16

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,415

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.75%
967	*	Builders FirstSource, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,608		Fastenal Co	$317
96,427		Home Depot, Inc	2,789
83,187		Lowe’s Cos, Inc	1,946
809	*	Lumber Liquidators, Inc	22

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,078

BUSINESS SERVICES - 8.32%
22,705	*	3Com Corp	170
813	*	3D Systems Corp	9
2,635		Aaron Rents, Inc	73
2,600		ABM Industries, Inc	54
1,804	*	Acacia Research (Acacia Technologies)	16
1,645	*	ACI Worldwide, Inc	28
2,280	*	ActivIdentity Corp	5
32,330	*	Activision Blizzard, Inc	359
3,273	*	Actuate Corp	14
3,887	*	Acxiom Corp	52
1,359		Administaff, Inc	32
29,354	*	Adobe Systems, Inc	1,080
828	*	Advent Software, Inc	34
5,243	*	Affiliated Computer Services, Inc (Class A)	313
2,801		Aircastle Ltd	28
9,967	*	Akamai Technologies, Inc	252
2,924	*	Alliance Data Systems Corp	189
11,120	*	Amdocs Ltd	317
2,166	*	American Reprographics Co	15
764	*	American Software, Inc (Class A)	5
1,660	*	AMICAS, Inc	9
2,116	*	AMN Healthcare Services, Inc	19
5,100	*	Ansys, Inc	222
1,377	*	APAC Customer Services, Inc	8
1,600		Arbitron, Inc	37
1,040	*	ArcSight, Inc	27
5,091	*	Ariba, Inc	64
7,187	*	Art Technology Group, Inc	32
1,058	*	Asset Acceptance Capital Corp	7
1,875	*	athenahealth, Inc	85
13,143	*	Autodesk, Inc	334
28,404		Automatic Data Processing, Inc	1,216
5,770	*	Avis Budget Group, Inc	76
383		Barrett Business Services, Inc	5
1,565		BGC Partners, Inc (Class A)	7
2,730		Blackbaud, Inc	64
1,799	*	Blackboard, Inc	82
2,165	*	Blue Coat Systems, Inc	62
10,640	*	BMC Software, Inc	427
1,263	*	Bottomline Technologies, Inc	22
4,383	*	BPZ Energy, Inc	42
2,842		Brady Corp (Class A)	85
2,433		Brink’s Co	59
2,433	*	Brink’s Home Security Holdings, Inc	79
22,048		CA, Inc	495
1,856	*	CACI International, Inc (Class A)	91
14,981	*	Cadence Design Systems, Inc	90
1,751	*	Callidus Software, Inc	5
760	*	Capella Education Co	57
1,930	*	Cavium Networks, Inc	46
3,229	*	CBIZ, Inc	25
3,541	*	Cerner Corp	292
2,005	*	Chordiant Software, Inc	6
3,700	*	Ciber, Inc	13
10,454	*	Citrix Systems, Inc	435
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	25
620	*	Clinical Data, Inc	11
2,857	*	Cogent Communications Group, Inc	28
2,800	*	Cogent, Inc	29
2,472		Cognex Corp	44
16,454	*	Cognizant Technology Solutions Corp (Class A)	745
2,159	*	Commvault Systems, Inc	51
1,180		Compass Diversified Trust	15
869	*	Compellent Technologies, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

602		Computer Programs & Systems, Inc	$28
8,402	*	Computer Sciences Corp	483
760	*	Computer Task Group, Inc	6
14,062	*	Compuware Corp	102
839	*	COMSYS IT Partners, Inc	7
2,398	*	Concur Technologies, Inc	103
1,230	*	Constant Contact, Inc	20
5,793	*	Convergys Corp	62
1,115	*	CoStar Group, Inc	47
1,511	*	CSG Systems International, Inc	29
3,935	*	Cybersource Corp	79
2,053	*	DealerTrack Holdings, Inc	39
3,060		Deluxe Corp	45
718	*	Dice Holdings, Inc	5
2,231	*	Digital River, Inc	60
1,448	*	DivX, Inc	8
1,061	*	Double-Take Software, Inc	11
1,943	*	DST Systems, Inc	85
311	*	Dynamics Research Corp	3
1,500	*	DynCorp International, Inc (Class A)	22
6,551		Earthlink, Inc	54
62,814	*	eBay, Inc	1,479
375	*	Ebix, Inc	18
1,837	*	Echelon Corp	21
2,985	*	Eclipsys Corp	55
1,000		Electro Rent Corp	12
3,012	*	Electronics for Imaging, Inc	39
3,122	*	Epicor Software Corp	24
2,131	*	EPIQ Systems, Inc	30
7,089		Equifax, Inc	219
4,575	*	Evergreen Energy, Inc	2
1,283	*	ExlService Holdings, Inc	23
10,599	*	Expedia, Inc	272
4,626	*	F5 Networks, Inc	245
2,531		Factset Research Systems, Inc	167
2,596		Fair Isaac Corp	55
2,479	*	FalconStor Software, Inc	10
18,331		Fidelity National Information Services, Inc	430
9,054	*	Fiserv, Inc	439
983	*	Forrester Research, Inc	25
3,651	*	Gartner, Inc	66
2,712	*	Global Cash Access, Inc	20
882	*	Global Sources Ltd	5
13,548	*	Google, Inc (Class A)	8,399
920	*	GSE Systems, Inc	5
1,293	*	H&E Equipment Services, Inc	14
2,506	*	Hackett Group, Inc	7
2,249		Healthcare Services Group	48
1,893		Heartland Payment Systems, Inc	25
240	*	HeartWare International, Inc	9
1,202		Heidrick & Struggles International, Inc	38
1,403	*	HMS Holdings Corp	68
947	*	i2 Technologies, Inc	18
448	*	ICT Group, Inc	7
1,449		iGate Corp	14
2,627	*	IHS, Inc (Class A)	144
10,686		IMS Health, Inc	225
1,967		infoGROUP, Inc	16
4,859	*	Informatica Corp	126
2,218	*	Infospace, Inc	19
1,446	*	Innerworkings, Inc	9
1,272	*	Innodata Isogen, Inc	7
1,116	*	Integral Systems, Inc	10
2,217		Interactive Data Corp	56
803	*	Interactive Intelligence, Inc	15
3,256	*	Internap Network Services Corp	15
1,292	*	Internet Brands, Inc (Class A)	10
2,646	*	Internet Capital Group, Inc	18
27,952	*	Interpublic Group of Cos, Inc	206
18,400	*	Intuit, Inc	565
1,814	*	inVentiv Health, Inc	29
2,561		Ipass, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,027	*	Iron Mountain, Inc	$228
4,326		Jack Henry & Associates, Inc	100
1,724	*	JDA Software Group, Inc	44
29,225	*	Juniper Networks, Inc	779
1,200		Kelly Services, Inc (Class A)	14
1,544	*	Kenexa Corp	20
941		Keynote Systems, Inc	10
1,774	*	Kforce, Inc	22
1,667	*	Knot, Inc	17
2,700	*	Korn/Ferry International	45
3,348	*	Lamar Advertising Co (Class A)	104
7,959	*	Lawson Software, Inc	53
2,000	*	Limelight Networks, Inc	8
3,304	*	Lionbridge Technologies	8
511	*	Liquidity Services, Inc	5
2,334	*	Liveperson, Inc	16
1,595	*	Manhattan Associates, Inc	38
4,591		Manpower, Inc	251
1,171	*	Mantech International Corp (Class A)	57
1,311		Marchex, Inc (Class B)	7
4,858		Mastercard, Inc (Class A)	1,244
8,855	*	McAfee, Inc	359
5,422	*	Mentor Graphics Corp	48
435,595		Microsoft Corp	13,281
602	*	MicroStrategy, Inc (Class A)	57
2,884	*	ModusLink Global Solutions, Inc	27
4,696	*	MoneyGram International, Inc	14
866	*	Monotype Imaging Holdings, Inc	8
7,154	*	Monster Worldwide, Inc	124
10,909		Moody’s Corp	292
8,584	*	Move, Inc	14
5,555	*	MPS Group, Inc	76
390	*	NCI, Inc (Class A)	11
8,531	*	NCR Corp	95
2,111	*	Ness Technologies, Inc	10
2,427	*	NetFlix, Inc	134
1,792	*	Netscout Systems, Inc	26
720	*	NetSuite, Inc	11
1,690	*	Network Equipment Technologies, Inc	7
2,722		NIC, Inc	25
19,830	*	Novell, Inc	82
13,369	*	Nuance Communications, Inc	208
17,331		Omnicom Group, Inc	678
1,673	*	On Assignment, Inc	12
1,415	*	Online Resources Corp	7
142	*	OpenTable, Inc	4
430		Opnet Technologies, Inc	5
216,210		Oracle Corp	5,306
6,745	*	Parametric Technology Corp	110
1,245		PC-Tel, Inc	7
702		Pegasystems, Inc	24
1,789	*	Perficient, Inc	15
494	*	Pervasive Software, Inc	2
2,266	*	Phase Forward, Inc	35
1,611	*	Phoenix Technologies Ltd	4
1,042	*	Portfolio Recovery Associates, Inc	47
3,214	*	Premiere Global Services, Inc	27
2,454	*	Progress Software Corp	72
774	*	PROS Holdings, Inc	8
1,000		QAD, Inc	6
1,262		Quality Systems, Inc	79
3,911	*	Quest Software, Inc	72
3,708	*	Rackspace Hosting, Inc	77
1,505	*	Radiant Systems, Inc	16
1,200	*	Radisys Corp	11
3,056	*	Raser Technologies, Inc	4
4,340	*	RealNetworks, Inc	16
10,606	*	Red Hat, Inc	328
781		Renaissance Learning, Inc	9
3,920	*	Rent-A-Center, Inc	69
336		Rewards Network, Inc	4
1,505	*	RightNow Technologies, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,200	*	Riskmetrics Group Inc	$19
8,549		Robert Half International, Inc	229
2,146		Rollins, Inc	41
301	*	Rosetta Stone, Inc	5
2,525	*	RSC Holdings, Inc	18
2,512	*	S1 Corp	16
1,356	*	Saba Software, Inc	6
6,297	*	Salesforce.com, Inc	465
5,190	*	Sapient Corp	43
1,301	*	Smith Micro Software, Inc	12
1,699	*	Sohu.com, Inc	97
380	*	SolarWinds, Inc	9
3,629	*	SonicWALL, Inc	28
14,052	*	Sonus Networks, Inc	30
3,912		Sotheby’s (Class A)	88
1,235	*	Sourcefire, Inc	33
3,429	*	Spherion Corp	19
2,484	*	SRA International, Inc (Class A)	47
511	*	StarTek, Inc	4
1,404	*	Stratasys, Inc	24
2,028	*	SuccessFactors, Inc	34
42,954	*	Sun Microsystems, Inc	402
2,697	*	SupportSoft, Inc	7
4,737	*	Sybase, Inc	206
1,700	*	SYKES Enterprises, Inc	43
47,179	*	Symantec Corp	844
1,133	*	Synchronoss Technologies, Inc	18
976	*	SYNNEX Corp	30
7,658	*	Synopsys, Inc	171
784		Syntel, Inc	30
4,650		Take-Two Interactive Software, Inc	47
1,034		TAL International Group, Inc	14
1,688	*	Taleo Corp (Class A)	40
798	*	TechTarget, Inc	4
2,030	*	TeleTech Holdings, Inc	41
590		Textainer Group Holdings Ltd	10
4,249	*	THQ, Inc	21
10,393	*	TIBCO Software, Inc	100
720	*	Tier Technologies, Inc	6
1,534	*	TNS, Inc	39
9,538		Total System Services, Inc	165
1,590	*	TradeStation Group, Inc	13
2,933	*	TrueBlue, Inc	43
1,541	*	Ultimate Software Group, Inc	45
571	*	Unica Corp	4
2,353	*	Unisys Corp	91
4,557		United Online, Inc	33
3,113	*	United Rentals, Inc	31
4,819	*	Valueclick, Inc	49
1,577	*	Vasco Data Security International	10
10,928	*	VeriSign, Inc	265
1,286		Viad Corp	27
620	*	Virtusa Corp	6
25,390		Visa, Inc (Class A)	2,221
2,790	*	VMware, Inc (Class A)	118
792	*	Vocus, Inc	14
858	*	Volt Information Sciences, Inc	9
2,700	*	WebMD Health Corp (Class A)	104
2,713	*	Websense, Inc	47
1,627	*	Website Pros, Inc	11
66,860	*	Yahoo!, Inc	1,122

		TOTAL BUSINESS SERVICES	56,544

CHEMICALS AND ALLIED PRODUCTS - 11.61%
87,563		Abbott Laboratories	4,728
357	*	Abraxis Bioscience, Inc	14
2,329	*	Acorda Therapeutics, Inc	59
2,757	*	Adolor Corp	4
11,778		Air Products & Chemicals, Inc	955
1,600	*	Albany Molecular Research, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,362		Albemarle Corp	$195
5,024		Alberto-Culver Co	147
5,008	*	Alexion Pharmaceuticals, Inc	244
5,676	*	Alkermes, Inc	53
3,435	*	Allos Therapeutics, Inc	23
2,039	*	Alnylam Pharmaceuticals, Inc	36
968	*	AMAG Pharmaceuticals, Inc	37
3,695	*	American Oriental Bioengineering, Inc	17
928		American Vanguard Corp	8
57,283	*	Amgen, Inc	3,240
861	*	Amicus Therapeutics, Inc	3
1,500		Arch Chemicals, Inc	46
803	*	Ardea Biosciences, Inc	11
4,523	*	Arena Pharmaceuticals, Inc	16
2,036	*	Arqule, Inc	8
3,660	*	Array Biopharma, Inc	10
1,157	*	ARYx Therapeutics, Inc	4
2,455	*	Auxilium Pharmaceuticals, Inc	74
3,528	*	AVANIR Pharmaceuticals, Inc	7
5,963		Avery Dennison Corp	218
4,441	*	AVI BioPharma, Inc	6
24,050		Avon Products, Inc	758
1,170		Balchem Corp	39
1,205	*	BioCryst Pharmaceuticals, Inc	8
2,657	*	Biodel, Inc	12
16,532	*	Biogen Idec, Inc	884
5,913	*	BioMarin Pharmaceuticals, Inc	111
723	*	BioMimetic Therapeutics, Inc	9
215	*	Biospecifics Technologies Corp	6
97,585		Bristol-Myers Squibb Co	2,464
3,844		Cabot Corp	101
1,015	*	Cadence Pharmaceuticals, Inc	10
2,978	*	Calgon Carbon Corp	41
1,815	*	Cambrex Corp	10
631	*	Caraco Pharmaceutical Laboratories Ltd	4
8,280		Celanese Corp (Series A)	266
26,138	*	Celgene Corp	1,455
25,926	*	Cell Therapeutics, Inc	30
919	*	Celldex Therapeutics, Inc	4
4,087	*	Cephalon, Inc	255
2,774		CF Industries Holdings, Inc	252
3,876	*	Charles River Laboratories International, Inc	131
167		Chase Corp	2
1,269	*	Chattem, Inc	118
3,500	*	Chelsea Therapeutics International, Inc	9
1,739	*	China Precision Steel, Inc	4
425	*	China-Biotics, Inc	7
3,895		Church & Dwight Co, Inc	235
7,977		Clorox Co	487
28,388		Colgate-Palmolive Co	2,332
318	*	Cornerstone Therapeutics, Inc	2
3,539	*	Cubist Pharmaceuticals, Inc	67
3,574	*	Curis, Inc	12
2,618	*	Cypress Bioscience, Inc	15
2,828		Cytec Industries, Inc	103
1,702	*	Cytokinetics, Inc	5
1,586	*	Cytori Therapeutics, Inc	10
6,715	*	Dendreon Corp	176
5,095	*	Discovery Laboratories, Inc	3
63,252		Dow Chemical Co	1,748
51,110		Du Pont (E.I.) de Nemours & Co	1,721
3,494	*	Durect Corp	9
4,207		Eastman Chemical Co	253
13,044		Ecolab, Inc	581
57,554		Eli Lilly & Co	2,055
1,704	*	Elizabeth Arden, Inc	25
834	*	Emergent Biosolutions, Inc	11
3,047	*	Enzon Pharmaceuticals, Inc	32
5,935		Estee Lauder Cos (Class A)	287
1,469	*	Facet Biotech Corp	26
867	*	Female Health Co	4
5,613		Ferro Corp	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,244		FMC Corp	$237
17,334	*	Forest Laboratories, Inc	557
15,201	*	Genzyme Corp	745
4,973	*	Geron Corp	28
51,523	*	Gilead Sciences, Inc	2,230
818	*	GTx, Inc	3
2,901		H.B. Fuller Co	66
3,942	*	Halozyme Therapeutics, Inc	23
316		Hawkins, Inc	7
6,449	*	Hemispherx Biopharma, Inc	4
458	*	Hi-Tech Pharmacal Co, Inc	13
8,965	*	Hospira, Inc	457
10,474	*	Human Genome Sciences, Inc	320
8,858		Huntsman Corp	100
2,326		ICO, Inc	17
861	*	Idenix Pharmaceuticals, Inc	2
1,248	*	Idera Pharmaceuticals, Inc	6
3,505	*	Idexx Laboratories, Inc	187
4,242	*	Immucor, Inc	86
2,900	*	Immunogen, Inc	23
3,365	*	Impax Laboratories, Inc	46
782		Innophos Holdings, Inc	18
1,460		Innospec, Inc	15
2,484	*	Inspire Pharmaceuticals, Inc	14
353		Inter Parfums, Inc	4
2,107	*	InterMune, Inc	27
4,077		International Flavors & Fragrances, Inc	168
4,629	*	Inverness Medical Innovations, Inc	192
9,809	*	Invitrogen Corp	512
2,531	*	Javelin Pharmaceuticals, Inc	3
155,902		Johnson & Johnson	10,042
922		Kaiser Aluminum Corp	38
14,611	*	King Pharmaceuticals, Inc	179
1,077		Koppers Holdings, Inc	33
2,481	*	KV Pharmaceutical Co (Class A)	9
1,289	*	Landec Corp	8
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	12
3,937		Lubrizol Corp	287
987		Mannatech, Inc	3
2,990	*	MannKind Corp	26
444	*	MAP Pharmaceuticals, Inc	4
2,033		Martek Biosciences Corp	39
3,315	*	Medicines Co	28
3,427		Medicis Pharmaceutical Corp (Class A)	93
721	*	Medifast, Inc	22
1,640	*	Medivation, Inc	62
172,530		Merck & Co, Inc	6,304
2,420		Meridian Bioscience, Inc	52
2,296	*	Micromet, Inc	15
1,139		Minerals Technologies, Inc	62
1,009	*	Molecular Insight Pharmaceuticals, Inc	2
1,926	*	Momenta Pharmaceuticals, Inc	24
31,030		Monsanto Co	2,537
8,966		Mosaic Co	536
17,265	*	Mylan Laboratories, Inc	318
1,277	*	Myriad Pharmaceuticals, Inc	6
4,000	*	Nabi Biopharmaceuticals	20
8,034		Nalco Holding Co	205
3,157	*	NBTY, Inc	137
2,526	*	Neurocrine Biosciences, Inc	7
1,300	*	NeurogesX, Inc	10
620		NewMarket Corp	71
563		NL Industries, Inc	4
4,336	*	Novavax, Inc	12
2,860	*	NPS Pharmaceuticals, Inc	10
602	*	Nutraceutical International Corp	7
1,070	*	Obagi Medical Products, Inc	13
4,620		Olin Corp	81
1,818	*	OM Group, Inc	57
2,250	*	Omnova Solutions, Inc	14
224	*	OncoGenex Pharmaceutical, Inc	5
3,401	*	Onyx Pharmaceuticals, Inc	100

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,904	*	Opko Health, Inc	$3
1,463	*	Optimer Pharmaceuticals, Inc	16
2,901	*	OraSure Technologies, Inc	15
1,180	*	Orexigen Therapeutics, Inc	9
3,451	*	OSI Pharmaceuticals, Inc	107
807	*	Osiris Therapeutics, Inc	6
7,136	*	Pactiv Corp	172
1,792	*	Pain Therapeutics, Inc	10
2,230	*	Par Pharmaceutical Cos, Inc	60
3,406	*	Parexel International Corp	48
7,263		PDL BioPharma, Inc	50
4,687		Perrigo Co	187
1,182		PetMed Express, Inc	21
456,425		Pfizer, Inc	8,302
927	*	Pharmasset, Inc	19
1,726	*	PharMerica Corp	27
6,365	*	PolyOne Corp	48
1,351	*	Poniard Pharmaceuticals, Inc	2
1,425	*	Pozen, Inc	9
9,120		PPG Industries, Inc	534
17,400		Praxair, Inc	1,397
1,891	*	Prestige Brands Holdings, Inc	15
164,769		Procter & Gamble Co	9,990
1,419	*	Progenics Pharmaceuticals, Inc	6
1,925	*	Protalix BioTherapeutics, Inc	13
3,271	*	Questcor Pharmaceuticals, Inc	16
1,788	*	Quidel Corp	25
991	*	Revlon, Inc (Class A)	17
2,609	*	Rockwood Holdings, Inc	61
7,403		RPM International, Inc	150
2,502	*	Salix Pharmaceuticals Ltd	64
2,882	*	Santarus, Inc	13
1,987	*	Sciclone Pharmaceuticals, Inc	5
2,294		Scotts Miracle-Gro Co (Class A)	90
3,020		Sensient Technologies Corp	79
5,623		Sherwin-Williams Co	347
1,470	*	SIGA Technologies, Inc	9
6,711		Sigma-Aldrich Corp	339
7,248	*	Solutia, Inc	92
1,869	*	Spectrum Pharmaceuticals, Inc	8
5,802	*	StemCells, Inc	7
500		Stepan Co	32
620	*	Sucampo Pharmaceuticals, Inc (Class A)	3
2,656	*	SuperGen, Inc	7
900	*	SurModics, Inc	20
3,072	*	Theravance, Inc	40
1,248	*	Ulta Salon Cosmetics & Fragrance, Inc	23
2,600	*	United Therapeutics Corp	137
555	*	USANA Health Sciences, Inc	18
5,759	*	USEC, Inc	22
3,766	*	Valeant Pharmaceuticals International	120
5,893		Valspar Corp	160
1,501	*	Vanda Pharmaceuticals, Inc	17
11,020	*	Vertex Pharmaceuticals, Inc	472
2,010	*	Vical, Inc	7
4,346	*	Viropharma, Inc	36
5,632	*	Watson Pharmaceuticals, Inc	223
893		Westlake Chemical Corp	22
4,332	*	WR Grace & Co	110
1,508	*	Xenoport, Inc	28
2,399	*	Zymogenetics, Inc	15

		TOTAL CHEMICALS AND ALLIED PRODUCTS	78,917

COAL MINING - 0.29%
6,937	*	Alpha Natural Resources, Inc	301
9,376		Arch Coal, Inc	209
10,252		Consol Energy, Inc	510
5,722	*	International Coal Group, Inc	22
1,514	*	James River Coal Co	28
4,837		Massey Energy Co	203

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,410		Peabody Energy Corp	$697
570	*	Westmoreland Coal Co	5

		TOTAL COAL MINING	1,975

COMMUNICATIONS - 4.38%
650	*	AboveNet, Inc	42
3,405		Adtran, Inc	77
2,743		Alaska Communications Systems Group, Inc	22
22,463	*	American Tower Corp (Class A)	971
1,540	*	Anixter International, Inc	72
6,179	*,m	AOL, Inc	144
3,054	*	Aruba Networks, Inc	33
333,874		AT&T, Inc	9,358
389		Atlantic Tele-Network, Inc	21
1,206	*	Audiovox Corp (Class A)	9
2,522	*	Brightpoint, Inc	18
13,439		Cablevision Systems Corp (Class A)	347
1,140	*	Cbeyond Communications, Inc	18
34,987		CBS Corp (Class B)	492
2,093	*	Central European Media Enterprises Ltd (Class A)	49
16,809		CenturyTel, Inc	609
11,188	*	Cincinnati Bell, Inc	39
4,026	*	Clearwire Corp (Class A)	27
163,274		Comcast Corp (Class A)	2,753
1,571		Consolidated Communications Holdings, Inc	27
16,424	*	Crown Castle International Corp	641
1,802	*	Crown Media Holdings, Inc (Class A)	3
2,127	*	CTC Media, Inc	32
978	*	DG FastChannel, Inc	27
560	*	DigitalGlobe, Inc	14
54,776	*	DIRECTV	1,827
11,640		DISH Network Corp (Class A)	242
2,122	*	Equinix, Inc	225
354		Fisher Communications, Inc	6
18,434		Frontier Communications Corp	144
2,838	*	General Communication, Inc (Class A)	18
1,077	*	GeoEye, Inc	30
2,003	*	Global Crossing Ltd	29
4,388		Global Payments, Inc	236
394		HickoryTech Corp	3
396	*	Hughes Communications, Inc	10
5,714	*	IAC/InterActiveCorp	117
1,487	*	inContact, Inc	4
1,874		Iowa Telecommunications Services, Inc	31
2,455	*	j2 Global Communications, Inc	50
1,587	*	Knology, Inc	17
3,287	*	Leap Wireless International, Inc	58
93,633	*	Level 3 Communications, Inc	143
15,420	*	Liberty Global, Inc (Class A)	338
4,683	*	Liberty Media Corp - Capital (Series A)	112
2,896	*	Liberty Media Corp-Starz	134
34,198	*	Liberty Media Holding Corp (Interactive A)	371
1,798	*	Lin TV Corp (Class A)	8
1,113	*	Lodgenet Entertainment Corp	6
2,813	*	Mastec, Inc	35
2,161	*	Mediacom Communications Corp (Class A)	10
14,563	*	MetroPCS Communications, Inc	111
4,399	*	NeuStar, Inc (Class A)	101
1,871	*	Neutral Tandem, Inc	43
9,474	*	NII Holdings, Inc (Class B)	318
1,922	*	Novatel Wireless, Inc	15
1,715		NTELOS Holdings Corp	31
7,414	*	PAETEC Holding Corp	31
96		Preformed Line Products Co	4
83,584		Qwest Communications International, Inc	352
1,881	*	RCN Corp	20
1,951	*	SAVVIS, Inc	27
6,566	*	SBA Communications Corp (Class A)	224
1,404		Shenandoah Telecom Co	29
3,111		Sinclair Broadcast Group, Inc (Class A)	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

161,298	*	Sprint Nextel Corp	$590
412	*	SureWest Communications	4
1,117	*	Switch & Data Facilities Co, Inc	23
3,641	*	Syniverse Holdings, Inc	64
1,946	*	TeleCommunication Systems, Inc (Class A)	19
5,391		Telephone & Data Systems, Inc	183
3,069	*	Terremark Worldwide, Inc	21
20,154		Time Warner Cable, Inc	834
5,735	*	TiVo, Inc	58
1,032	*	US Cellular Corp	44
1,642		USA Mobility, Inc	18
160,643		Verizon Communications, Inc	5,322
30,441	*	Viacom, Inc (Class B)	905
25,964		Windstream Corp	285

		TOTAL COMMUNICATIONS	29,738

DEPOSITORY INSTITUTIONS - 6.60%
1,117		1st Source Corp	18
1,011		Abington Bancorp, Inc	7
243		Alliance Financial Corp	7
837		American National Bankshares, Inc	18
866		Ameris Bancorp	6
387		Ames National Corp	8
543		Arrow Financial Corp	14
7,742		Associated Banc-Corp	85
4,208		Astoria Financial Corp	52
140		Auburn National Bancorporation, Inc	3
520		Bancfirst Corp	19
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	21
88		Bancorp Rhode Island, Inc	2
5,040		Bancorpsouth, Inc	118
2,688		Bank Mutual Corp	19
489,434		Bank of America Corp	7,371
2,893		Bank of Hawaii Corp	136
164		Bank of Kentucky Financial Corp	3
288		Bank of Marin Bancorp	9
67,364		Bank of New York Mellon Corp	1,884
638		Bank of the Ozarks, Inc	19
1,599		BankFinancial Corp	16
4,977		Banner Corp	13
169		Bar Harbor Bankshares	5
38,679		BB&T Corp	981
1,950	*	Beneficial Mutual Bancorp, Inc	19
636		Berkshire Hills Bancorp, Inc	13
1,341		BOK Financial Corp	64
3,543		Boston Private Financial Holdings, Inc	20
354		Bridge Bancorp, Inc	9
3,927		Brookline Bancorp, Inc	39
397		Bryn Mawr Bank Corp	6
460		Camden National Corp	15
831		Capital City Bank Group, Inc	12
1,224		Capitol Federal Financial	39
1,503		Cardinal Financial Corp	13
398		Cass Information Systems, Inc	12
2,416		Cathay General Bancorp	18
676		Center Bancorp, Inc	6
519		Centerstate Banks of Florida, Inc	5
1,887	*	Central Pacific Financial Corp	2
152		Century Bancorp, Inc	3
1,616		Chemical Financial Corp	38
354	*	Chicopee Bancorp, Inc	4
859,851		Citigroup, Inc	2,846
533		Citizens & Northern Corp	5
225		Citizens Holding Co	5
4,633	*	Citizens Republic Bancorp, Inc	3
923		City Holding Co	30
2,532		City National Corp	115
875		Clifton Savings Bancorp, Inc	8
498		CNB Financial Corp	8
675		CoBiz, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,059		Columbia Banking System, Inc	$17
8,844		Comerica, Inc	262
3,258		Commerce Bancshares, Inc	126
2,024		Community Bank System, Inc	39
1,003		Community Trust Bancorp, Inc	25
3,071		Cullen/Frost Bankers, Inc	154
4,428		CVB Financial Corp	38
1,609		Dime Community Bancshares	19
1,322	*	Dollar Financial Corp	31
559	*	Eagle Bancorp, Inc	6
3,926		East West Bancorp, Inc	62
282		Enterprise Bancorp, Inc	3
512		Enterprise Financial Services Corp	4
466		ESB Financial Corp	6
1,035		ESSA Bancorp, Inc	12
2,804	*	Euronet Worldwide, Inc	62
377		Farmers Capital Bank Corp	4
44,822		Fifth Third Bancorp	437
664		Financial Institutions, Inc	8
720		First Bancorp	10
4,676		First Bancorp (Puerto Rico)	11
498		First Bancorp, Inc	8
1,530		First Busey Corp	6
341		First Citizens Bancshares, Inc (Class A)	56
4,700		First Commonwealth Financial Corp	22
680		First Community Bancshares, Inc	8
364		First Defiance Financial Corp	4
2,359		First Financial Bancorp	34
1,243		First Financial Bankshares, Inc	67
903		First Financial Corp	28
600		First Financial Holdings, Inc	8
1,374		First Financial Northwest, Inc	9
214		First Financial Service Corp	2
12,324	*	First Horizon National Corp	165
1,238		First Merchants Corp	7
2,914		First Midwest Bancorp, Inc	32
10,093		First Niagara Financial Group, Inc	140
288		First of Long Island Corp	7
504		First South Bancorp, Inc	5
4,068		FirstMerit Corp	82
1,967	*	Flagstar Bancorp, Inc	1
1,105		Flushing Financial Corp	12
5,502		FNB Corp	37
10,974		Fulton Financial Corp	96
602		German American Bancorp, Inc	10
3,468		Glacier Bancorp, Inc	48
500		Great Southern Bancorp, Inc	11
3,800	*	Guaranty Bancorp	5
1,035		Hampton Roads Bankshares, Inc	2
1,586		Hancock Holding Co	69
1,911		Harleysville National Corp	12
928		Heartland Financial USA, Inc	13
228	*	Heritage Financial Corp	3
504	*	Home Bancorp, Inc	6
765		Home Bancshares, Inc	18
821		Home Federal Bancorp, Inc	11
26,331		Hudson City Bancorp, Inc	362
41,767		Huntington Bancshares, Inc	152
1,168		Iberiabank Corp	63
1,031		Independent Bank Corp	22
3,295		International Bancshares Corp	62
2,034	*	Investors Bancorp, Inc	22
212,701		JPMorgan Chase & Co	8,863
1,441		Kearny Financial Corp	15
50,637		Keycorp	281
1,025		Lakeland Bancorp, Inc	7
734		Lakeland Financial Corp	13
446		Legacy Bancorp, Inc	4
4,255		M&T Bank Corp	285
731		MainSource Financial Group, Inc	4
30,822		Marshall & Ilsley Corp	168
2,236		MB Financial, Inc	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

273		Merchants Bancshares, Inc	$6
249	*	Meridian Interstate Bancorp, Inc	2
265		Midsouth Bancorp, Inc	4
1,144		Nara Bancorp, Inc	13
206		NASB Financial, Inc	5
782		National Bankshares, Inc	22
4,881		National Penn Bancshares, Inc	28
2,152		NBT Bancorp, Inc	44
2,399	*	Net 1 UEPS Technologies, Inc	47
23,950		New York Community Bancorp, Inc	348
6,972		NewAlliance Bancshares, Inc	84
13,719		Northern Trust Corp	719
1,192		Northfield Bancorp, Inc	16
349		Northrim BanCorp, Inc	6
3,017		Northwest Bancshares, Inc	34
508		OceanFirst Financial Corp	6
228		Ohio Valley Banc Corp	5
3,801		Old National Bancorp	47
799		Old Second Bancorp, Inc	6
1,295		Oriental Financial Group, Inc	14
713		Oritani Financial Corp	10
587		Orrstown Financial Services, Inc	20
2,744		Pacific Capital Bancorp	3
611		Pacific Continental Corp	7
1,486		PacWest Bancorp	30
688		Park National Corp	41
523		Peapack Gladstone Financial Corp	7
221		Penns Woods Bancorp, Inc	7
259	*	Pennsylvania Commerce Bancorp, Inc	3
595		Peoples Bancorp, Inc	6
759		Peoples Financial Corp	15
19,823		People’s United Financial, Inc	331
1,254	*	Pinnacle Financial Partners, Inc	18
26,228		PNC Financial Services Group, Inc	1,385
34,435		Popular, Inc	78
861		Premierwest Bancorp	1
1,858		PrivateBancorp, Inc	17
2,398		Prosperity Bancshares, Inc	97
3,936		Provident Financial Services, Inc	42
2,753		Provident New York Bancorp	23
65,194		Regions Financial Corp	345
1,026		Renasant Corp	14
612		Republic Bancorp, Inc (Class A)	13
598		Rockville Financial, Inc	6
629		Roma Financial Corp	8
1,211		S&T Bancorp, Inc	21
846		S.Y. Bancorp, Inc	18
1,000		Sandy Spring Bancorp, Inc	9
357	*	Santander BanCorp	4
605		SCBT Financial Corp	17
514		Shore Bancshares, Inc	7
370		Sierra Bancorp	3
2,493	*	Signature Bank	80
1,066		Simmons First National Corp (Class A)	30
581		Smithtown Bancorp, Inc	3
3,737		South Financial Group, Inc	2
794		Southside Bancshares, Inc	16
740		Southwest Bancorp, Inc	5
856		State Bancorp, Inc	6
28,176		State Street Corp	1,227
1,347		StellarOne Corp	13
1,199		Sterling Bancorp	9
4,189		Sterling Bancshares, Inc	22
3,133		Sterling Financial Corp	2
701		Suffolk Bancorp	21
643	*	Sun Bancorp, Inc	2
28,165		SunTrust Banks, Inc	571
4,965		Susquehanna Bancshares, Inc	29
2,402	*	SVB Financial Group	100
21,543		Synovus Financial Corp	44
6,992		TCF Financial Corp	95

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

700	*	Territorial Bancorp, Inc	$13
1,877	*	Texas Capital Bancshares, Inc	26
4,491		TFS Financial Corp	55
596	*	The Bancorp, Inc	4
390		Tompkins Trustco, Inc	16
192		Tower Bancorp, Inc	4
1,219		TowneBank	14
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	33
3,802		Trustmark Corp	86
1,859		UMB Financial Corp	73
3,609		Umpqua Holdings Corp	48
814		Union Bankshares Corp	10
2,414		United Bankshares, Inc	48
2,208		United Community Banks, Inc	7
1,056		United Financial Bancorp, Inc	14
354		United Security Bancshares	6
792		Univest Corp of Pennsylvania	14
107,157		US Bancorp	2,412
8,225		Valley National Bancorp	116
690		ViewPoint Financial Group	10
408		Washington Banking Co	5
5,275		Washington Federal, Inc	102
881		Washington Trust Bancorp, Inc	14
681	*	Waterstone Financial, Inc	1
3,232		Webster Financial Corp	38
268,955		Wells Fargo & Co	7,259
1,534		WesBanco, Inc	19
997		West Bancorporation, Inc	5
1,616		Westamerica Bancorporation	89
2,587	*	Western Alliance Bancorp	10
39,875		Western Union Co	752
1,313		Westfield Financial, Inc	11
4,160		Whitney Holding Corp	38
4,204		Wilmington Trust Corp	52
980		Wilshire Bancorp, Inc	8
1,580		Wintrust Financial Corp	49
320		WSFS Financial Corp	8
709		Yadkin Valley Financial Corp	3
8,174		Zions Bancorporation	105

		TOTAL DEPOSITORY INSTITUTIONS	44,869

EATING AND DRINKING PLACES - 1.06%
1,322	*	AFC Enterprises	11
536	*	Benihana, Inc	2
896	*	BJ’s Restaurants, Inc	17
1,700		Bob Evans Farms, Inc	49
5,750		Brinker International, Inc	86
937	*	Buffalo Wild Wings, Inc	38
5,442		Burger King Holdings, Inc	102
1,465	*	California Pizza Kitchen, Inc	20
1,126		CBRL Group, Inc	43
1,296	*	CEC Entertainment, Inc	41
3,164	*	Cheesecake Factory	68
1,898	*	Chipotle Mexican Grill, Inc (Class A)	167
3,114		CKE Restaurants, Inc	26
7,745		Darden Restaurants, Inc	272
6,036	*	Denny’s Corp	13
1,061	*	DineEquity, Inc	26
2,437	*	Domino’s Pizza, Inc	21
3,441	*	Jack in the Box, Inc	68
3,561	*	Krispy Kreme Doughnuts, Inc	11
714	*	Landry’s Restaurants, Inc	15
604	*	Luby’s, Inc	2
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	6
62,750		McDonald’s Corp	3,918
1,279	*	O’Charleys, Inc	8
1,438	*	Papa John’s International, Inc	34
1,531	*	PF Chang’s China Bistro, Inc	58

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

957	*	Red Robin Gourmet Burgers, Inc	$17
3,070	*	Ruby Tuesday, Inc	22
800	*	Ruth’s Chris Steak House, Inc	2
3,411	*	Sonic Corp	34
41,458	*	Starbucks Corp	956
84	*	Steak N Shake Co	27
3,228	*	Texas Roadhouse, Inc (Class A)	36
21,547		Wendy’s/Arby’s Group, Inc (Class A)	101
25,992		Yum! Brands, Inc	909

		TOTAL EATING AND DRINKING PLACES	7,226

EDUCATIONAL SERVICES - 0.20%
960	*	American Public Education, Inc	33
7,494	*	Apollo Group, Inc (Class A)	454
598	*	Bridgepoint Education, Inc	9
4,345	*	Career Education Corp	101
1,613	*	ChinaCast Education Corp	12
4,367	*	Corinthian Colleges, Inc	60
3,674		DeVry, Inc	209
752	*	Grand Canyon Education, Inc	14
2,154	*	ITT Educational Services, Inc	207
1,265	*	K12, Inc	26
522	*	Learning Tree International, Inc	6
425	*	Lincoln Educational Services Corp	9
705	*	Princeton Review, Inc	3
774		Strayer Education, Inc	165
1,448	*	Universal Technical Institute, Inc	29

		TOTAL EDUCATIONAL SERVICES	1,337

ELECTRIC, GAS, AND SANITARY SERVICES - 4.35%
37,629	*	AES Corp	501
4,012		AGL Resources, Inc	146
9,236		Allegheny Energy, Inc	217
1,693		Allete, Inc	55
5,798		Alliant Energy Corp	175
12,327		Ameren Corp	345
928		American Ecology Corp	16
26,983		American Electric Power Co, Inc	939
1,100		American States Water Co	39
3,788		American Water Works Co, Inc	85
7,429		Aqua America, Inc	130
366		Artesian Resources Corp	7
5,341		Atmos Energy Corp	157
3,100		Avista Corp	67
2,253		Black Hills Corp	60
1,013		California Water Service Group	37
19,809	*	Calpine Corp	218
21,546		Centerpoint Energy, Inc	313
616		Central Vermont Public Service Corp	13
563		CH Energy Group, Inc	24
551		Chesapeake Utilities Corp	18
2,445	*	Clean Energy Fuels Corp	38
1,182	*	Clean Harbors, Inc	70
3,305		Cleco Corp	90
12,385		CMS Energy Corp	194
518		Connecticut Water Service, Inc	13
15,554		Consolidated Edison, Inc	707
892		Consolidated Water Co, Inc	13
10,238		Constellation Energy Group, Inc	360
7,381	*	Covanta Holding Corp	134
2,304		Crosstex Energy, Inc	14
33,508		Dominion Resources, Inc	1,304
6,760		DPL, Inc	187
9,170		DTE Energy Co	400
73,145		Duke Energy Corp	1,259
29,653	*	Dynegy, Inc (Class A)	54
18,721		Edison International	651
40,535		El Paso Corp	398

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,788	*	El Paso Electric Co	$57
1,913		Empire District Electric Co	36
3,865		Energen Corp	181
4,206		EnergySolutions, Inc	36
670	*	EnerNOC, Inc	20
11,148		Entergy Corp	912
37,234		Exelon Corp	1,820
17,224		FirstEnergy Corp	800
23,254		FPL Group, Inc	1,228
7,294		Great Plains Energy, Inc	141
5,035		Hawaiian Electric Industries, Inc	105
2,540		Idacorp, Inc	81
4,488		Integrys Energy Group, Inc	188
2,892		ITC Holdings Corp	151
1,400		Laclede Group, Inc	47
10,015		MDU Resources Group, Inc	236
1,500		MGE Energy, Inc	54
813		Middlesex Water Co	14
7,736	*	Mirant Corp	118
3,948		National Fuel Gas Co	197
2,548		New Jersey Resources Corp	95
2,750		Nicor, Inc	116
14,876		NiSource, Inc	229
9,705		Northeast Utilities	250
1,384		Northwest Natural Gas Co	62
2,408		NorthWestern Corp	63
15,125	*	NRG Energy, Inc	357
6,298		NSTAR	232
13,561		NV Energy, Inc	168
5,507		OGE Energy Corp	203
6,202		Oneok, Inc	276
1,079		Ormat Technologies, Inc	41
1,956		Otter Tail Corp	48
248		Pennichuck Corp	5
11,870		Pepco Holdings, Inc	200
2,981	*	Perma-Fix Environmental Services	7
20,926		PG&E Corp	934
975	*	Pico Holdings, Inc	32
4,241		Piedmont Natural Gas Co, Inc	113
1,025	*	Pike Electric Corp	10
5,639		Pinnacle West Capital Corp	206
4,367		PNM Resources, Inc	55
3,954		Portland General Electric Co	81
21,619		PPL Corp	699
15,971		Progress Energy, Inc	655
5,000	*	Progress Energy, Inc (CVO)	1
28,776		Public Service Enterprise Group, Inc	957
9,749		Questar Corp	405
20,883	*	Reliant Energy, Inc	119
18,454		Republic Services, Inc	522
1,126		Resource America, Inc (Class A)	5
6,675		SCANA Corp	252
13,835		Sempra Energy	774
1,020		SJW Corp	23
1,559		South Jersey Industries, Inc	60
44,304		Southern Co	1,476
6,440		Southern Union Co	146
2,572		Southwest Gas Corp	73
1,025		Southwest Water Co	6
4,708	*	Stericycle, Inc	260
12,829		TECO Energy, Inc	208
6,491		UGI Corp	157
1,633		UIL Holdings Corp	46
2,373		Unisource Energy Corp	76
597		Unitil Corp	14
4,559		Vectren Corp	113
4,252	*	Waste Connections, Inc	142
27,541		Waste Management, Inc	931
1,458	*	Waste Services, Inc	13
5,819		Westar Energy, Inc	126
2,570		WGL Holdings, Inc	86
32,374		Williams Cos, Inc	682

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,814		Wisconsin Energy Corp	$340
25,637		Xcel Energy, Inc	544
672		York Water Co	10

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	29,574

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.61%
1,200	*	A123 Systems, Inc	27
2,080	*	Acme Packet, Inc	23
1,556	*	Actel Corp	18
2,435		Acuity Brands, Inc	87
7,209	*	Adaptec, Inc	24
5,670	*	ADC Telecommunications, Inc	35
2,343	*	Advanced Analogic Technologies, Inc	9
2,485	*	Advanced Battery Technologies, Inc	10
2,251	*	Advanced Energy Industries, Inc	34
32,857	*	Advanced Micro Devices, Inc	318
937	*	Airvana, Inc	7
16,906		Altera Corp	383
2,495	*	American Superconductor Corp	102
6,297		Ametek, Inc	241
6,298	*	Amkor Technology, Inc	45
9,591		Amphenol Corp (Class A)	443
3,097	*	Anadigics, Inc	13
16,468		Analog Devices, Inc	520
50,419	*	Apple Computer, Inc	10,631
4,253	*	Applied Micro Circuits Corp	32
760		Applied Signal Technology, Inc	15
7,420	*	Arris Group, Inc	85
886	*	Ascent Solar Technologies, Inc	5
3,496	*	Atheros Communications, Inc	120
26,699	*	Atmel Corp	123
1,909	*	ATMI, Inc	36
8,620	*	Avnet, Inc	260
1,723		AVX Corp	22
723	*	AZZ, Inc	24
2,797		Baldor Electric Co	79
674		Bel Fuse, Inc (Class B)	14
3,978	*	Benchmark Electronics, Inc	75
1,630	*	BigBand Networks, Inc	6
27,534	*	Broadcom Corp (Class A)	866
1,663	*	Ceradyne, Inc	32
1,230	*	Ceva, Inc	16
2,350	*	Checkpoint Systems, Inc	36
2,154	*	China BAK Battery, Inc	6
1,638	*	China Security & Surveillance Technology, Inc	12
5,374	*	Ciena Corp	58
326,298	*	Cisco Systems, Inc	7,812
1,497	*	Comtech Telecommunications Corp	52
457	*	CPI International, Inc	6
5,956	*	Cree, Inc	336
2,100		CTS Corp	20
992		Cubic Corp	37
8,640	*	Cypress Semiconductor Corp	91
1,921	*	Diodes, Inc	39
3,020	*	Dolby Laboratories, Inc (Class A)	144
1,909	*	DSP Group, Inc	11
1,127	*	DTS, Inc	39
9,543		Eaton Corp	607
2,451	*	EchoStar Corp (Class A)	49
2,000	*	Electro Scientific Industries, Inc	22
4,389	*	EMCORE Corp	5
956	*	EMS Technologies, Inc	14
3,819	*	Energizer Holdings, Inc	234
2,523	*	Energy Conversion Devices, Inc	27
2,135	*	EnerSys	47
3,090	*	Entropic Communications, Inc	9
10,461	*	Evergreen Solar, Inc	16
2,444	*	Exar Corp	17
3,055	*	Exide Technologies	22
7,399	*	Fairchild Semiconductor International, Inc	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,938	*	First Solar, Inc	$398
1,238		Franklin Electric Co, Inc	36
4,152	*	FuelCell Energy, Inc	16
599,367		General Electric Co	9,068
1,197	*	Globecomm Systems, Inc	9
645	*	GP Strategies Corp	5
6,608	*	GrafTech International Ltd	103
1,507	*	Greatbatch, Inc	29
1,470	*	GT Solar International, Inc	8
3,385		Harman International Industries, Inc	119
5,636	*	Harmonic, Inc	36
7,319		Harris Corp	348
3,340	*	Harris Stratex Networks, Inc (Class A)	23
1,865	*	Helen of Troy Ltd	46
5,810	*	Hexcel Corp	75
1,175	*	Hittite Microwave Corp	48
1,976		Imation Corp	17
5,270	*	Infinera Corp	47
10,127	*	Integrated Device Technology, Inc	65
315,918		Intel Corp	6,445
2,069	*	InterDigital, Inc	55
4,231	*	International Rectifier Corp	94
7,280		Intersil Corp (Class A)	112
1,143	*	IPG Photonics Corp	19
950	*	iRobot Corp	17
1,636		IXYS Corp	12
12,458	*	JDS Uniphase Corp	103
6,494		L-3 Communications Holdings, Inc	565
7,863	*	Lattice Semiconductor Corp	21
2,443		Lincoln Electric Holdings, Inc	131
12,418		Linear Technology Corp	379
1,487	*	Littelfuse, Inc	48
732	*	Loral Space & Communications, Inc	23
1,293		LSI Industries, Inc	10
37,862	*	LSI Logic Corp	228
29,029	*	Marvell Technology Group Ltd	602
16,530		Maxim Integrated Products, Inc	336
1,111	*	Maxwell Technologies, Inc	20
11,750	*	MEMC Electronic Materials, Inc	160
1,540	*	Mercury Computer Systems, Inc	17
2,500		Methode Electronics, Inc	22
2,455		Micrel, Inc	20
10,147		Microchip Technology, Inc	295
49,008	*	Micron Technology, Inc	517
4,543	*	Microsemi Corp	81
4,100	*	Microtune, Inc	9
3,290	*	Microvision, Inc	10
2,847	*	MIPS Technologies, Inc	12
7,107		Molex, Inc	153
1,783	*	Monolithic Power Systems, Inc	43
2,537	*	Moog, Inc (Class A)	74
128,851		Motorola, Inc	1,000
555	*	Multi-Fineline Electronix, Inc	16
300		National Presto Industries, Inc	33
12,709		National Semiconductor Corp	195
18,964	*	NetApp, Inc	652
1,013	*	Netlogic Microsystems, Inc	47
5,791	*	Novellus Systems, Inc	135
265	*	NVE Corp	11
30,605	*	Nvidia Corp	572
3,117	*	Omnivision Technologies, Inc	45
23,461	*	ON Semiconductor Corp	207
4,315	*	Openwave Systems, Inc	10
1,210	*	Oplink Communications, Inc	20
1,144	*	OpNext, Inc	2
869	*	OSI Systems, Inc	24
1,250		Park Electrochemical Corp	35
1,392	*	Parkervision, Inc	3
1,447	*	Pericom Semiconductor Corp	17
2,260	*	Photronics, Inc	10
2,609		Plantronics, Inc	68
2,396	*	Plexus Corp	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,628	*	PLX Technology, Inc	$5
13,086	*	PMC - Sierra, Inc	113
4,967	*	Polycom, Inc	124
1,248	*	Polypore International, Inc	15
458	*	Powell Industries, Inc	14
1,592		Power Integrations, Inc	58
4,438	*	Power-One, Inc	19
7,309	*	Powerwave Technologies, Inc	9
7,070	*	QLogic Corp	133
93,891		Qualcomm, Inc	4,343
6,183	*	Rambus, Inc	151
1,083		Raven Industries, Inc	34
1,983		Regal-Beloit Corp	103
14,875	*	RF Micro Devices, Inc	71
1,014	*	Rogers Corp	31
782	*	Rubicon Technology, Inc	16
2,893	*	SatCon Technology Corp	8
1,867	*	Seachange International, Inc	12
3,792	*	Semtech Corp	64
2,605	*	ShoreTel, Inc	15
5,145	*	Silicon Image, Inc	13
2,335	*	Silicon Laboratories, Inc	113
5,900	*	Silicon Storage Technology, Inc	15
9,838	*	Skyworks Solutions, Inc	140
3,071	*	Smart Modular Technologies WWH, Inc	19
663	*	Spectrum Control, Inc	6
1,279	*	Standard Microsystems Corp	27
898	*	Stoneridge, Inc	8
5,467	*	Sunpower Corp (Class A)	129
745	*	Supertex, Inc	22
1,213		Sycamore Networks, Inc	25
2,907	*	Symmetricom, Inc	15
1,922	*	Synaptics, Inc	59
2,804		Technitrol, Inc	12
913	*	Techwell, Inc	12
3,400	*	Tekelec	52
2,403		Teleflex, Inc	129
23,240	*	Tellabs, Inc	132
2,908	*	Tessera Technologies, Inc	68
72,335		Texas Instruments, Inc	1,885
2,807	*	Thomas & Betts Corp	100
3,408	*	Trident Microsystems, Inc	6
8,683	*	Triquint Semiconductor, Inc	52
2,833	*	TTM Technologies, Inc	33
755	*	Ultralife Corp	3
1,466	*	Universal Display Corp	18
932	*	Universal Electronics, Inc	22
3,575	*	US Geothermal, Inc	5
7,742	*	Utstarcom, Inc	17
3,056	*	Valence Technology, Inc	3
4,336	*	Varian Semiconductor Equipment Associates, Inc	156
1,399	*	Viasat, Inc	44
1,471		Vicor Corp	14
705	*	Virage Logic Corp	4
10,877	*	Vishay Intertechnology, Inc	91
1,235	*	Volterra Semiconductor Corp	24
4,143		Whirlpool Corp	334
604	*	White Electronic Designs Corp	3
14,723		Xilinx, Inc	369
3,311	*	Zix Corp	6
1,635	*	Zoltek Cos, Inc	15
3,150	*	Zoran Corp	35

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	58,494

ENGINEERING AND MANAGEMENT SERVICES - 0.68%
997	*	Accelrys, Inc	6
1,025	*	Advisory Board Co	31
5,591	*	Aecom Technology Corp	154
609	*	Affymax, Inc	15
8,040	*	Amylin Pharmaceuticals, Inc	114

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,682	*	Ariad Pharmaceuticals, Inc	$11
900		CDI Corp	12
4,841	*	Celera Corp	33
1,080	*	comScore, Inc	19
758	*	Cornell Cos, Inc	17
2,117		Corporate Executive Board Co	48
717	*	CRA International, Inc	19
1,108		Diamond Management & Technology Consultants, Inc	8
3,370	*	Dyax Corp	11
2,888	*	eResearch Technology, Inc	17
5,381	*	Exelixis, Inc	40
1,066	*	Exponent, Inc	30
10,189		Fluor Corp	459
691	*	Franklin Covey Co	4
2,145	*	Furmanite Corp	8
3,642	*	Genpact Ltd	54
3,105	*	Gen-Probe, Inc	133
4,285	*	Hewitt Associates, Inc (Class A)	181
1,422	*	Hill International, Inc	9
1,154	*	Huron Consulting Group, Inc	27
449	*	ICF International, Inc	12
4,807	*	Incyte Corp	44
1,026	*	Infinity Pharmaceuticals, Inc	6
7,095	*	Insmed, Inc	6
5,385	*	Isis Pharmaceuticals, Inc	60
6,928	*	Jacobs Engineering Group, Inc	261
8,930		KBR, Inc	170
798	*	Kendle International, Inc	15
584		Landauer, Inc	36
5,020	*	Lexicon Pharmaceuticals, Inc	9
2,138	*	Luminex Corp	32
799		MAXIMUS, Inc	40
1,801	*	Maxygen, Inc	11
13,294	*	McDermott International, Inc	319
445	*	Michael Baker Corp	18
5,380	*	Myriad Genetics, Inc	140
2,873	*	Navigant Consulting, Inc	43
1,729	*	Omnicell, Inc	20
18,418		Paychex, Inc	564
3,815	*	Regeneron Pharmaceuticals, Inc	92
1,803	*	Repligen Corp	7
2,863	*	Resources Connection, Inc	61
2,187	*	Rigel Pharmaceuticals, Inc	21
3,216	*	RTI Biologics, Inc	12
22,385	*	SAIC, Inc	424
2,157	*	Sangamo Biosciences, Inc	13
3,562	*	Savient Pharmaceuticals, Inc	49
3,875	*	Seattle Genetics, Inc	39
2,710	*	Sequenom, Inc	11
4,915	*	Shaw Group, Inc	141
571	*	Stanley, Inc	16
1,956	*	Symyx Technologies, Inc	11
692	*	Tejon Ranch Co	20
2,891	*	Tetra Tech, Inc	79
360	*	Transcend Services, Inc	8
4,873	*	URS Corp	217
205		VSE Corp	9
2,310		Watson Wyatt & Co Holdings (Class A)	110

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,606

FABRICATED METAL PRODUCTS - 0.57%
1,788	*	Alliant Techsystems, Inc	158
532		Ameron International Corp	34
3,998		Aptargroup, Inc	143
5,268		Ball Corp	272
377	*	Bway Holding Co	7
1,700	*	Chart Industries, Inc	28
1,064		CIRCOR International, Inc	27
6,611		Commercial Metals Co	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,957		Crane Co	$91
9,365	*	Crown Holdings, Inc	240
757		Dynamic Materials Corp	15
2,853	*	Griffon Corp	35
727		Gulf Island Fabrication, Inc	15
267	*	Hawk Corp	5
25,340		Illinois Tool Works, Inc	1,216
916		Insteel Industries, Inc	12
904	*	Ladish Co, Inc	14
2,280	*	Mobile Mini, Inc	32
6,723		Mueller Water Products, Inc (Class A)	35
1,321	*	NCI Building Systems, Inc	2
708	*	North American Galvanizing & Coating, Inc	3
9,262		Parker Hannifin Corp	499
5,113		Pentair, Inc	165
2,169		Quanex Building Products Corp	37
1,422		Silgan Holdings, Inc	82
2,152		Simpson Manufacturing Co, Inc	58
2,979	*	Smith & Wesson Holding Corp	12
3,374		Snap-On, Inc	143
4,479		Stanley Works	231
957		Sturm Ruger & Co, Inc	9
685		Sun Hydraulics Corp	18
3,948	*	Taser International, Inc	17
809	*	Trimas Corp	5
1,173		Valmont Industries, Inc	92
1,666		Watts Water Technologies, Inc (Class A)	52

		TOTAL FABRICATED METAL PRODUCTS	3,907

FISHERIES - 0.00%**
441	*	HQ Sustainable Maritime Industries, Inc	3

		TOTAL FISHERIES	3

FOOD AND KINDRED PRODUCTS - 3.90%
1,200	*	AgFeed Industries, Inc	6
500	*	American Dairy, Inc	11
1,141	*	American Italian Pasta Co	40
36,114		Archer Daniels Midland Co	1,131
1,189		B&G Foods, Inc (Class A)	11
700	*	Boston Beer Co, Inc (Class A)	33
7,666		Bunge Ltd	489
10,905		Campbell Soup Co	368
3,882	*	Central Garden and Pet Co (Class A)	38
263		Coca-Cola Bottling Co Consolidated	14
131,239		Coca-Cola Co	7,481
17,887		Coca-Cola Enterprises, Inc	379
25,800		ConAgra Foods, Inc	595
11,059	*	Constellation Brands, Inc (Class A)	176
4,422		Corn Products International, Inc	129
4,436	*	Darling International, Inc	37
11,854		Del Monte Foods Co	134
958		Diamond Foods, Inc	34
14,744		Dr Pepper Snapple Group, Inc	417
616		Farmer Bros Co	12
4,071		Flowers Foods, Inc	97
18,529		General Mills, Inc	1,312
17,767		H.J. Heinz Co	760
4,145	*	Hansen Natural Corp	159
8,596		Hershey Co	308
4,077		Hormel Foods Corp	157
740		Imperial Sugar Co	13
800		J&J Snack Foods Corp	32
6,683		J.M. Smucker Co	413
14,178		Kellogg Co	754
82,980		Kraft Foods, Inc (Class A)	2,255
975		Lancaster Colony Corp	48
1,746		Lance, Inc	46
686	*	M&F Worldwide Corp	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,503		McCormick & Co, Inc	$271
11,700		Mead Johnson Nutrition Co	511
7,100		Molson Coors Brewing Co (Class B)	321
621	*	National Beverage Corp	9
1,110	*	Omega Protein Corp	5
924	*	Overhill Farms, Inc	4
919	*	Peet’s Coffee & Tea, Inc	31
7,832		Pepsi Bottling Group, Inc	294
3,428		PepsiAmericas, Inc	100
88,099		PepsiCo, Inc	5,356
3,128	*	Ralcorp Holdings, Inc	187
9,721		Reynolds American, Inc	515
1,203		Sanderson Farms, Inc	51
40,062		Sara Lee Corp	488
365	*	Seneca Foods Corp	9
3,778	*	Smart Balance, Inc	23
6,686	*	Smithfield Foods, Inc	101
1,120		Tootsie Roll Industries, Inc	31
2,025	*	TreeHouse Foods, Inc	79
16,683		Tyson Foods, Inc (Class A)	205

		TOTAL FOOD AND KINDRED PRODUCTS	26,507

FOOD STORES - 0.28%
97		Arden Group, Inc (Class A)	9
2,122	*	Great Atlantic & Pacific Tea Co, Inc	25
700		Ingles Markets, Inc (Class A)	11
36,535		Kroger Co	750
1,718	*	Panera Bread Co (Class A)	115
1,414	*	Pantry, Inc	19
2,557		Ruddick Corp	66
23,317		Safeway, Inc	497
12,857		Supervalu, Inc	163
233	*	Susser Holdings Corp	2
424		Village Super Market (Class A)	12
611		Weis Markets, Inc	22
6,335	*	Whole Foods Market, Inc	174
3,211	*	Winn-Dixie Stores, Inc	32

		TOTAL FOOD STORES	1,897

FORESTRY - 0.11%
4,673		Rayonier, Inc	197
12,050		Weyerhaeuser Co	520

		TOTAL FORESTRY	717

FURNITURE AND FIXTURES - 0.15%
478	*	Astronics Corp	4
1,625		Ethan Allen Interiors, Inc	22
2,907	*	Furniture Brands International, Inc	16
3,277		Herman Miller, Inc	52
3,482		Hill-Rom Holdings, Inc	83
2,675		HNI Corp	74
680		Hooker Furniture Corp	8
1,737		Kimball International, Inc (Class B)	15
3,360	*	Kinetic Concepts, Inc	126
3,352		La-Z-Boy, Inc	32
8,764		Leggett & Platt, Inc	179
20,693		Masco Corp	286
2,732	*	Sealy Corp	9
411	*	Stanley Furniture Co, Inc	4
3,734		Steelcase, Inc (Class A)	24
4,232	*	Tempur-Pedic International, Inc	100

		TOTAL FURNITURE AND FIXTURES	1,034

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
14,610	*	Bed Bath & Beyond, Inc	564

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

19,297		Best Buy Co, Inc	$761
9,576	*	GameStop Corp (Class A)	210
1,232		Haverty Furniture Cos, Inc	17
750	*	hhgregg, Inc	17
2,965		Knoll, Inc	31
6,020	*	Pier 1 Imports, Inc	31
6,874		RadioShack Corp	134
303	*	Rex Stores Corp	4
1,789	*	Tuesday Morning Corp	5
5,558		Williams-Sonoma, Inc	115

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,889

GENERAL BUILDING CONTRACTORS - 0.18%
115	*	Amrep Corp	2
310	*	Avatar Holdings, Inc	5
2,556	*	Beazer Homes USA, Inc	12
485		Brookfield Homes Corp	4
379	*	Cavco Industries, Inc	14
16,198		DR Horton, Inc	176
2,297	*	Hovnanian Enterprises, Inc (Class A)	9
4,524		KB Home	62
7,949		Lennar Corp (Class A)	101
862	*	M/I Homes, Inc	9
1,316		McGrath RentCorp	29
2,061		MDC Holdings, Inc	64
1,694	*	Meritage Homes Corp	33
320	*	NVR, Inc	227
1,588	*	Perini Corp	29
19,051	*	Pulte Homes, Inc	191
2,630		Ryland Group, Inc	52
4,272	*	Standard-Pacific Corp	16
1,110	*	Team, Inc	21
7,726	*	Toll Brothers, Inc	145

		TOTAL GENERAL BUILDING CONTRACTORS	1,201

GENERAL MERCHANDISE STORES - 1.88%
2,874	*	99 Cents Only Stores	37
4,889	*	Big Lots, Inc	142
3,247	*	BJ’s Wholesale Club, Inc	106
2,565		Casey’s General Stores, Inc	82
481	*	Conn’s, Inc	3
24,443		Costco Wholesale Corp	1,446
2,499		Dillard’s, Inc (Class A)	46
1,560	*	Dollar General Corp	35
7,722		Family Dollar Stores, Inc	215
2,625		Fred’s, Inc (Class A)	27
12,763		JC Penney Co, Inc	340
23,606		Macy’s, Inc	396
1,292	*	Retail Ventures, Inc	11
7,006	*	Saks, Inc	46
2,868	*	Sears Holdings Corp	239
1,440	*	Stein Mart, Inc	15
42,445		Target Corp	2,053
23,204		TJX Companies, Inc	848
125,007		Wal-Mart Stores, Inc	6,682

		TOTAL GENERAL MERCHANDISE STORES	12,769

HEALTH SERVICES - 1.31%
1,316	*	Alliance Imaging, Inc	8
2,099	*	Allied Healthcare International, Inc	6
380	*	Almost Family, Inc	15
1,533	*	Amedisys, Inc	74
425		America Service Group, Inc	7
608	*	American Dental Partners, Inc	8
16,815		AmerisourceBergen Corp	438
1,528	*	Amsurg Corp	34
742	*	Assisted Living Concepts, Inc (A Shares)	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

621	*	Bio-Reference Labs, Inc	$24
2,436		Brookdale Senior Living, Inc	44
584	*	China Sky One Medical, Inc	13
5,483	*	Community Health Systems, Inc	195
1,564	*	Continucare Corp	7
617	*	Corvel Corp	21
3,657	*	Covance, Inc	200
8,377	*	Coventry Health Care, Inc	203
2,234	*	Cross Country Healthcare, Inc	22
1,413	*	CryoLife, Inc	9
5,769	*	DaVita, Inc	339
3,066	*	Edwards Lifesciences Corp	266
1,474	*	eHealth, Inc	24
1,185	*	Emeritus Corp	22
517		Ensign Group, Inc	8
1,864	*	Enzo Biochem, Inc	10
15,453	*	Express Scripts, Inc	1,336
810	*	Genomic Health, Inc	16
920	*	Genoptix, Inc	33
1,497	*	Gentiva Health Services, Inc	40
1,399	*	Health Grades, Inc	6
14,183	*	Health Management Associates, Inc (Class A)	103
4,886	*	Healthsouth Corp	92
2,153	*	Healthways, Inc	39
3,543	*	Immunomedics, Inc	11
904	*	IPC The Hospitalist Co, Inc	30
1,974	*	Kindred Healthcare, Inc	36
6,095	*	Laboratory Corp of America Holdings	456
735	*	LHC Group, Inc	25
3,256	*	LifePoint Hospitals, Inc	106
3,339	*	Lincare Holdings, Inc	124
1,896	*	Magellan Health Services, Inc	77
15,263		McKesson Corp	954
955	*	Medcath Corp	8
27,391	*	Medco Health Solutions, Inc	1,751
506		National Healthcare Corp	18
5,807	*	Nektar Therapeutics	54
1,311	*	Nighthawk Radiology Holdings, Inc	6
1,196	*	NovaMed, Inc	5
2,438	*	Odyssey HealthCare, Inc	38
6,412		Omnicare, Inc	155
2,737	*	Pediatrix Medical Group, Inc	165
6,149		Pharmaceutical Product Development, Inc	144
3,353	*	Psychiatric Solutions, Inc	71
8,878		Quest Diagnostics, Inc	536
1,200	*	RehabCare Group, Inc	37
2,500	*	Select Medical Holdings Corp	27
1,374	*	Skilled Healthcare Group, Inc (Class A)	10
2,651	*	Sun Healthcare Group, Inc	24
2,773	*	Sunrise Senior Living, Inc	9
28,196	*	Tenet Healthcare Corp	152
5,318		Universal Health Services, Inc (Class B)	162
701	*	US Physical Therapy, Inc	12

		TOTAL HEALTH SERVICES	8,885

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
1,400	*	Broadwind Energy, Inc	11
1,314	*	Comverge, Inc	15
2,028		Granite Construction, Inc	68
2,403		Great Lakes Dredge & Dock Corp	16
659	*	LB Foster Co (Class A)	20
1,545	*	Matrix Service Co	16
881	*	MYR Group, Inc	16
1,798	*	Orion Marine Group, Inc	38
701	*	Sterling Construction Co, Inc	13

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	213

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 2.38%
2,117		Acadia Realty Trust	$36
2,436	*	Affiliated Managers Group, Inc	164
505		Agree Realty Corp	12
123		Alexander’s, Inc	37
2,162		Alexandria Real Estate Equities, Inc	139
9,073		Allied Capital Corp	33
8,012		AMB Property Corp	205
2,873		American Campus Communities, Inc	81
580		American Capital Agency Corp	15
31,591		Annaly Mortgage Management, Inc	548
6,519		Anworth Mortgage Asset Corp	46
6,369		Apartment Investment & Management Co (Class A)	101
4,663	*	Ashford Hospitality Trust, Inc	22
936		Associated Estates Realty Corp	11
4,455		AvalonBay Communities, Inc	366
5,385		BioMed Realty Trust, Inc	85
7,804		Boston Properties, Inc	523
7,051		Brandywine Realty Trust	80
2,874		BRE Properties, Inc (Class A)	95
3,578		Camden Property Trust	152
651	*	Cape Bancorp, Inc	4
2,642		Capital Lease Funding, Inc	12
194		Capital Southwest Corp	15
3,219		Capstead Mortgage Corp	44
806		Care Investment Trust, Inc	6
8,478		CBL & Associates Properties, Inc	82
2,712		Cedar Shopping Centers, Inc	18
442		Cherokee, Inc	8
1,554		Cogdell Spencer, Inc	9
2,945		Colonial Properties Trust	35
3,120		Corporate Office Properties Trust	114
2,533		Cousins Properties, Inc	19
1,102		Danvers Bancorp, Inc	14
10,500		DCT Industrial Trust, Inc	53
8,836		Developers Diversified Realty Corp	82
5,943		DiamondRock Hospitality Co	50
4,296		Digital Realty Trust, Inc	216
7,265		Douglas Emmett, Inc	104
13,061		Duke Realty Corp	159
673		Dynex Capital, Inc	6
1,377		EastGroup Properties, Inc	53
1,200		Education Realty Trust, Inc	6
2,472		Entertainment Properties Trust	87
1,227		Equity Lifestyle Properties, Inc	62
2,074		Equity One, Inc	34
15,763		Equity Residential	532
1,493		Essex Property Trust, Inc	125
4,748		Extra Space Storage, Inc	55
3,517		Federal Realty Investment Trust	238
3,926	*	FelCor Lodging Trust, Inc	14
2,899		First Industrial Realty Trust, Inc	15
1,470		First Potomac Realty Trust	18
3,189		Franklin Street Properties Corp	47
1,193		Getty Realty Corp	28
1,256		Gladstone Capital Corp	10
498		Gladstone Commercial Corp	7
5,371		Glimcher Realty Trust	14
5,828	*	Gramercy Capital Corp	15
1,395	*	Harris & Harris Group, Inc	6
2,160		Hatteras Financial Corp	60
16,657		HCP, Inc	509
6,993		Health Care REIT, Inc	310
3,212		Healthcare Realty Trust, Inc	69
2,467		Hersha Hospitality Trust	8
3,786		Highwoods Properties, Inc	126
2,378	*	Hilltop Holdings, Inc	28
1,938		Home Properties, Inc	92
6,635		Hospitality Properties Trust	157
35,598		Host Marriott Corp	415
13,475		HRPT Properties Trust	87
4,699		Inland Real Estate Corp	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

500		Invesco Mortgage Capital, Inc	$11
3,315		Investors Real Estate Trust	30
25,336		iShares Russell 3000 Index Fund	1,654
6,086	*	iStar Financial, Inc	16
2,062		Kilroy Realty Corp	63
21,105		Kimco Realty Corp	286
1,900		Kite Realty Group Trust	8
2,898		LaSalle Hotel Properties	62
4,603		Lexington Corporate Properties Trust	28
5,687		Liberty Property Trust	182
1,314		LTC Properties, Inc	35
5,550		Macerich Co	200
4,206		Mack-Cali Realty Corp	145
377		Main Street Capital Corp	6
3,989		Medical Properties Trust, Inc	40
16,645		MFA Mortgage Investments, Inc	122
1,526		Mid-America Apartment Communities, Inc	74
1,230		Mission West Properties, Inc	9
2,597		Monmouth Real Estate Investment Corp (Class A)	19
1,507		MVC Capital, Inc	18
1,400		National Health Investors, Inc	52
4,945		National Retail Properties, Inc	105
5,757		Nationwide Health Properties, Inc	203
3,670		NorthStar Realty Finance Corp	13
4,423		Omega Healthcare Investors, Inc	86
946		Parkway Properties, Inc	20
1,975		Pennsylvania Real Estate Investment Trust	17
900	*	Pennymac Mortgage Investment Trust	15
9,142		Plum Creek Timber Co, Inc	345
2,677		Post Properties, Inc	52
2,494		Potlatch Corp	79
25,473		Prologis	349
4,133		Prospect Capital Corp	49
1,073		PS Business Parks, Inc	54
7,547		Public Storage, Inc	615
3,865		RAIT Investment Trust	5
992		Ramco-Gershenson Properties	9
6,195		Realty Income Corp	161
4,253		Redwood Trust, Inc	61
5,230		Regency Centers Corp	183
1,355		Resource Capital Corp	7
590		Saul Centers, Inc	19
6,554		Senior Housing Properties Trust	143
13,630		Simon Property Group, Inc	1,088
4,148		SL Green Realty Corp	208
1,302		Sovran Self Storage, Inc	47
470	*	SRS Labs, Inc	3
2,060		Starwood Property Trust, Inc	39
4,727	*	Strategic Hotels & Resorts, Inc	9
1,069		Sun Communities, Inc	21
4,063		Sunstone Hotel Investors, Inc	36
1,964		Tanger Factory Outlet Centers, Inc	77
3,299		Taubman Centers, Inc	118
8,268		UDR, Inc	136
507		UMH Properties, Inc	4
1,095		Universal Health Realty Income Trust	35
1,407		Urstadt Biddle Properties, Inc (Class A)	21
3,042		U-Store-It Trust	22
8,833		Ventas, Inc	386
16,792		Virgin Media, Inc	283
354	*	Virtus Investment Partners, Inc	6
8,588		Vornado Realty Trust	601
3,736		WABCO Holdings, Inc	96
1,139		Walter Investment Management Corp	16
3,060		Washington Real Estate Investment Trust	84
5,688		Weingarten Realty Investors	113
696		Winthrop Realty Trust	8

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,173

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HOTELS AND OTHER LODGING PLACES - 0.29%
1,418		Ameristar Casinos, Inc	$21
1,131	*	Bluegreen Corp	3
2,948	*	Boyd Gaming Corp	25
1,231		Choice Hotels International, Inc	39
2,114	*	Gaylord Entertainment Co	42
1,718	*	Great Wolf Resorts, Inc	4
2,300	*	Hyatt Hotels Corp	68
1,142	*	Isle of Capri Casinos, Inc	8
16,917	*	Las Vegas Sands Corp	253
1,242		Marcus Corp	16
17,427		Marriott International, Inc (Class A)	475
10,940	*	MGM Mirage	100
604	*	Monarch Casino & Resort, Inc	5
1,158	*	Morgans Hotel Group Co	5
4,008	*	Orient-Express Hotels Ltd (Class A)	41
660	*	Outdoor Channel Holdings, Inc	4
10,882		Starwood Hotels & Resorts Worldwide, Inc	398
1,755	*	Vail Resorts, Inc	66
10,029		Wyndham Worldwide Corp	202
3,755	*	Wynn Resorts Ltd	219

		TOTAL HOTELS AND OTHER LODGING PLACES	1,994

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.49%
39,479		3M Co	3,264
1,591	*	3PAR, Inc	19
1,014		Aaon, Inc	20
2,862		Actuant Corp (Class A)	53
5,054	*	AGCO Corp	163
374		Alamo Group, Inc	6
3,068	*	Allis-Chalmers Energy, Inc	12
1,557	*	Altra Holdings, Inc	19
475		Ampco-Pittsburgh Corp	15
74,852		Applied Materials, Inc	1,043
420	*	Argan, Inc	6
1,159	*	Astec Industries, Inc	31
3,489		Black & Decker Corp	226
973		Black Box Corp	28
2,004	*	Blount International, Inc	20
525	*	Bolt Technology Corp	6
3,023		Briggs & Stratton Corp	57
22,509	*	Brocade Communications Systems, Inc	172
4,418	*	Brooks Automation, Inc	38
4,188		Bucyrus International, Inc (Class A)	236
3,596		Carlisle Cos, Inc	123
674		Cascade Corp	19
33,972		Caterpillar, Inc	1,936
4,265	*	Cirrus Logic, Inc	29
1,273	*	Colfax Corp	15
1,162	*	Columbus McKinnon Corp	16
1,943	*	Cray, Inc	13
11,327		Cummins, Inc	519
2,289		Curtiss-Wright Corp	72
1,601	*	Cymer, Inc	61
23,801		Deere & Co	1,287
96,577	*	Dell, Inc	1,387
3,899		Diebold, Inc	111
4,554		Donaldson Co, Inc	194
10,790		Dover Corp	449
4,447	*	Dresser-Rand Group, Inc	141
1,693	*	Dril-Quip, Inc	96
113,646	*	EMC Corp	1,985
42,672		Emerson Electric Co	1,818
4,937	*	Emulex Corp	54
2,145	*	Ener1, Inc	14
1,595	*	ENGlobal Corp	5
1,258	*	EnPro Industries, Inc	33
6,075	*	Entegris, Inc	32
6,147	*	Extreme Networks, Inc	18
573	*	Flanders Corp	3
2,307	*	Flow International Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,271		Flowserve Corp	$309
7,010	*	FMC Technologies, Inc	405
1,063	*	Fuel Tech, Inc	9
3,082		Gardner Denver, Inc	131
1,023		Gorman-Rupp Co	28
3,057		Graco, Inc	87
604		Graham Corp	13
621	*	Harbin Electric, Inc	13
135,309		Hewlett-Packard Co	6,970
334	*	Hurco Cos, Inc	5
4,356		IDEX Corp	136
1,615	*	Immersion Corp	7
3,395	*	Intermec, Inc	44
74,798		International Business Machines Corp	9,791
16,521		International Game Technology	310
1,163	*	Intevac, Inc	13
1,159	*	Isilon Systems, Inc	8
10,371		ITT Industries, Inc	516
11,065		Jabil Circuit, Inc	192
1,665		John Bean Technologies Corp	28
37,967		Johnson Controls, Inc	1,034
5,717		Joy Global, Inc	295
993	*	Kadant, Inc	16
1,677		Kaydon Corp	60
3,920		Kennametal, Inc	102
3,600	*	Kulicke & Soffa Industries, Inc	19
7,433	*	Lam Research Corp	291
2,198		Lennox International, Inc	86
4,542	*	Lexmark International, Inc (Class A)	118
700		Lindsay Manufacturing Co	28
949		Lufkin Industries, Inc	69
7,596		Manitowoc Co, Inc	76
901		Met-Pro Corp	10
4,743	*	Micros Systems, Inc	147
902	*	Middleby Corp	44
2,342		Modine Manufacturing Co	28
381		Nacco Industries, Inc (Class A)	19
714	*	Natural Gas Services Group, Inc	13
2,372	*	Netezza Corp	23
2,164	*	Netgear, Inc	47
2,012		Nordson Corp	123
18,410		Northrop Grumman Corp	1,028
2,961	*	Oil States International, Inc	116
6,874		Pall Corp	249
9,372	*	Palm, Inc	94
11,719		Pitney Bowes, Inc	267
762	*	PMFG, Inc	12
12,525	*	Quantum Corp	37
1,782	*	Rackable Systems, Inc	13
22,189		Raytheon Co	1,143
1,335	*	RBC Bearings, Inc	33
630	*	Rimage Corp	11
3,287	*	Riverbed Technology, Inc	76
1,676		Robbins & Myers, Inc	39
1,299	*	Safeguard Scientifics, Inc	13
13,101	*	SanDisk Corp	380
744		Sauer-Danfoss, Inc	9
1,663	*	Scansource, Inc	44
3,758	*	Scientific Games Corp (Class A)	55
28,322		Seagate Technology, Inc	515
1,525	*	Sigma Designs, Inc	16
2,863		SPX Corp	157
800		Standex International Corp	16
1,504	*	STEC, Inc	25
1,355	*	Super Micro Computer, Inc	15
746	*	T-3 Energy Services, Inc	19
1,000	*	Tecumseh Products Co (Class A)	12
1,268		Tennant Co	33
9,706	*	Teradata Corp	305
5,654	*	Terex Corp	112
15,999		Textron, Inc	301
4,954		Timken Co	117

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,803		Toro Co	$75
562		Twin Disc, Inc	6
1,608	*	Ultratech, Inc	24
6,955	*	Varian Medical Systems, Inc	326
3,790	*	VeriFone Holdings, Inc	62
1,468		Watsco, Inc	72
12,603	*	Western Digital Corp	556
3,508		Woodward Governor Co	90
3,604	*	Zebra Technologies Corp (Class A)	102

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	44,109

INSTRUMENTS AND RELATED PRODUCTS - 3.36%
1,214	*	Abaxis, Inc	31
1,811	*	Abiomed, Inc	16
2,205	*	Accuray, Inc	12
4,200	*	Affymetrix, Inc	25
19,355	*	Agilent Technologies, Inc	601
3,618	*	Align Technology, Inc	64
17,171		Allergan, Inc	1,082
1,637	*	Alphatec Holdings, Inc	9
4,495	*	American Medical Systems Holdings, Inc	87
543		American Science & Engineering, Inc	41
790		Analogic Corp	30
1,276	*	Anaren, Inc	19
1,310	*	Angiodynamics, Inc	21
600	*	Argon ST, Inc	13
86		Atrion Corp	13
2,626	*	ATS Medical, Inc	9
779		Badger Meter, Inc	31
5,633		Bard (C.R.), Inc	439
34,381		Baxter International, Inc	2,017
3,934		Beckman Coulter, Inc	257
13,445		Becton Dickinson & Co	1,060
1,168	*	Bio-Rad Laboratories, Inc (Class A)	113
85,665	*	Boston Scientific Corp	771
953	*	Bovie Medical Corp	7
3,040	*	Bruker BioSciences Corp	37
711	*	Cantel Medical Corp	14
1,175	*	Cardiac Science Corp	3
1,317	*	CardioNet, Inc	8
10,102	*	CareFusion Corp	253
3,392	*	Cepheid, Inc	42
1,755	*	Clarient, Inc	5
1,426	*	Coherent, Inc	42
1,500		Cohu, Inc	21
1,825	*	Conmed Corp	42
2,715		Cooper Cos, Inc	104
646	*	Cutera, Inc	6
1,543	*	Cyberonics, Inc	32
475	*	Cynosure, Inc (Class A)	5
14,641		Danaher Corp	1,101
1,291	*	Delcath Systems, Inc	7
8,082		Dentsply International, Inc	284
2,984	*	Depomed, Inc	10
2,603	*	DexCom, Inc	21
911	*	Dionex Corp	67
430	*	DXP Enterprises, Inc	6
14,610		Eastman Kodak Co	62
988	*	Electro-Optical Sciences, Inc	10
2,539	*	Endologix, Inc	13
1,380		ESCO Technologies, Inc	49
1,694	*	Esterline Technologies Corp	69
4,213	*	ev3, Inc	56
408	*	Exactech, Inc	7
910	*	FARO Technologies, Inc	20
2,156	*	FEI Co	50
726	*	FGX International Holdings Ltd	14
8,241	*	Flir Systems, Inc	270
2,946	*	Formfactor, Inc	64

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,463	*	Fossil, Inc	$83
6,468		Garmin Ltd	199
1,543	*	Haemonetics Corp	85
1,363	*	Hanger Orthopedic Group, Inc	19
1,163	*	Harvard Bioscience, Inc	4
807	*	Herley Industries, Inc	11
3,482		Hillenbrand, Inc	66
14,878	*	Hologic, Inc	216
535	*	Home Diagnostics, Inc	3
632	*	ICU Medical, Inc	23
344	*	ICx Technologies, Inc	3
1,400	*	II-VI, Inc	45
7,001	*	Illumina, Inc	215
1,078	*	Insulet Corp	15
902	*	Integra LifeSciences Holdings Corp	33
2,147	*	Intuitive Surgical, Inc	651
1,945		Invacare Corp	49
5,039	*	ION Geophysical Corp	30
1,079	*	IRIS International, Inc	13
1,866	*	ISTA Pharmaceuticals, Inc	9
2,223	*	Itron, Inc	150
2,194	*	Ixia	16
520	*	Kensey Nash Corp	13
9,258		Kla-Tencor Corp	335
4,206	*	Kopin Corp	18
142	*	K-Tron International, Inc	15
758	*	KVH Industries, Inc	11
4,064	*	L-1 Identity Solutions, Inc	30
725	*	LaBarge, Inc	9
764	*	MAKO Surgical Corp	8
2,792	*	Masimo Corp	85
742	*	Measurement Specialties, Inc	7
873	*	Medical Action Industries, Inc	14
63,209		Medtronic, Inc	2,780
1,469	*	Merit Medical Systems, Inc	28
1,906	*	Mettler-Toledo International, Inc	200
935	*	Micrus Endovascular Corp	14
3,199	*	Millipore Corp	231
1,677		Mine Safety Appliances Co	45
3,076	*	MKS Instruments, Inc	54
1,178		Movado Group, Inc	11
728		MTS Systems Corp	21
3,310		National Instruments Corp	97
1,662	*	Natus Medical, Inc	25
1,314	*	Neogen Corp	31
2,159	*	Newport Corp	20
2,136	*	NuVasive, Inc	68
794	*	NxStage Medical, Inc	7
1,010	*	Orthofix International NV	31
3,708	*	Orthovita, Inc	13
246	*	OYO Geospace Corp	11
1,140	*	Palomar Medical Technologies, Inc	12
6,858		PerkinElmer, Inc	141
4,369	*	Resmed, Inc	228
566	*	Rochester Medical Corp	6
8,241		Rockwell Automation, Inc	387
9,113		Rockwell Collins, Inc	505
836	*	Rockwell Medical Technologies, Inc	6
1,839	*	Rofin-Sinar Technologies, Inc	43
5,330		Roper Industries, Inc	279
1,464	*	Rudolph Technologies, Inc	10
1,080	*	Sirona Dental Systems, Inc	34
748	*	Somanetics Corp	13
957	*	SonoSite, Inc	23
1,958	*	Spectranetics Corp	14
19,625	*	St. Jude Medical, Inc	722
4,200	*	Star Scientific, Inc	3
939	*	Stereotaxis, Inc	4
3,530		STERIS Corp	99
19,038		Stryker Corp	959
2,227	*	Symmetry Medical, Inc	18
768	*	Synovis Life Technologies, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,100		Techne Corp	$144
2,172	*	Teledyne Technologies, Inc	83
9,702	*	Teradyne, Inc	104
23,840	*	Thermo Electron Corp	1,137
3,399	*	Thoratec Corp	92
755	*	Trans1, Inc	3
7,006	*	Trimble Navigation Ltd	177
148		Utah Medical Products, Inc	4
1,724	*	Varian, Inc	89
937	*	Vascular Solutions, Inc	8
1,820	*	Veeco Instruments, Inc	60
828	*	Vital Images, Inc	11
3,486	*	Vivus, Inc	32
2,847	*	Volcano Corp	49
5,640	*	Waters Corp	349
2,200	*	Wright Medical Group, Inc	42
49,567		Xerox Corp	419
246		Young Innovations, Inc	6
11,907	*	Zimmer Holdings, Inc	704
1,200	*	Zoll Medical Corp	32
1,176	*	Zygo Corp	8

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	22,801

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
15,284		AON Corp	586
5,455		Arthur J. Gallagher & Co	123
6,934		Brown & Brown, Inc	125
1,190	*	Crawford & Co (Class B)	5
21,548		Hartford Financial Services Group, Inc	501
448		Life Partners Holdings, Inc	9
29,415		Marsh & McLennan Cos, Inc	649
2,320	*	National Financial Partners Corp	19
5,200	*	Verisk Analytics, Inc	157
468		White Mountains Insurance Group Ltd	156

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,330

INSURANCE CARRIERS - 3.38%
25,647		Aetna, Inc	813
26,247		Aflac, Inc	1,214
310	*	Alleghany Corp	86
2,914		Allied World Assurance Holdings Ltd	134
30,078		Allstate Corp	904
15,976	*	Ambac Financial Group, Inc	13
3,620		American Equity Investment Life Holding Co	27
4,699		American Financial Group, Inc	117
6,791	*	American International Group, Inc	204
915		American National Insurance Co	109
637		American Physicians Capital, Inc	19
357		American Physicians Service Group, Inc	8
622	*	American Safety Insurance Holdings Ltd	9
2,840	*	AMERIGROUP Corp	77
1,131	*	Amerisafe, Inc	20
1,541		Amtrust Financial Services, Inc	18
2,676	*	Arch Capital Group Ltd	191
1,848	*	Argo Group International Holdings Ltd	54
4,987		Aspen Insurance Holdings Ltd	127
6,760		Assurant, Inc	199
7,192		Assured Guaranty Ltd	157
7,695		Axis Capital Holdings Ltd	219
625		Baldwin & Lyons, Inc (Class B)	15
1,848	*	Catalyst Health Solutions, Inc	67
2,707	*	Centene Corp	57
19,888		Chubb Corp	978
15,716		Cigna Corp	554
8,477		Cincinnati Financial Corp	222
2,162	*	Citizens, Inc (Class A)	14
1,743	*	CNA Financial Corp	42
1,100	*	CNA Surety Corp	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,895	*	Conseco, Inc	$60
2,592		Delphi Financial Group, Inc (Class A)	58
850		Donegal Group, Inc (Class A)	13
360		Eastern Insurance Holdings, Inc	3
168		EMC Insurance Group, Inc	4
2,858		Employers Holdings, Inc	44
3,037		Endurance Specialty Holdings Ltd	113
426	*	Enstar Group Ltd	31
1,311		Erie Indemnity Co (Class A)	51
3,309		Everest Re Group Ltd	284
881		FBL Financial Group, Inc (Class A)	16
13,147		Fidelity National Title Group, Inc (Class A)	177
1,175	*	First Acceptance Corp	2
5,526		First American Corp	183
763		First Mercury Financial Corp	10
1,821		Flagstone Reinsurance Holdings Ltd	20
558	*	Fpic Insurance Group, Inc	22
27,635	*	Genworth Financial, Inc (Class A)	314
1,722	*	Greenlight Capital Re Ltd (Class A)	41
368	*	Hallmark Financial Services	3
2,554		Hanover Insurance Group, Inc	113
839		Harleysville Group, Inc	27
6,691		HCC Insurance Holdings, Inc	187
5,602	*	Health Net, Inc	130
2,916	*	Healthspring, Inc	51
2,536		Horace Mann Educators Corp	32
9,577	*	Humana, Inc	420
423		Independence Holding Co	2
936		Infinity Property & Casualty Corp	38
326		Kansas City Life Insurance Co	10
10,630	*	Leucadia National Corp	253
16,998		Lincoln National Corp	423
18,097		Loews Corp	658
2,909		Maiden Holdings Ltd	21
578	*	Markel Corp	197
2,728		Max Re Capital Ltd	61
7,809	*	MBIA, Inc	31
2,850		Meadowbrook Insurance Group, Inc	21
274		Mercer Insurance Group, Inc	5
1,267		Mercury General Corp	50
32,671		Metlife, Inc	1,155
2,267	*	Metropolitan Health Networks, Inc	5
7,457	*	MGIC Investment Corp	43
720	*	Molina Healthcare, Inc	16
5,164		Montpelier Re Holdings Ltd	89
224		National Interstate Corp	4
154		National Western Life Insurance Co (Class A)	27
474	*	Navigators Group, Inc	22
376		NYMAGIC, Inc	6
14,120		Old Republic International Corp	142
1,314		OneBeacon Insurance Group Ltd (Class A)	18
4,014		PartnerRe Ltd	300
7,094		Phoenix Cos, Inc	20
2,759		Platinum Underwriters Holdings Ltd	106
1,846	*	PMA Capital Corp (Class A)	12
5,465		PMI Group, Inc	14
1,393		Presidential Life Corp	13
2,214	*	Primus Guaranty Ltd	7
17,088		Principal Financial Group	411
1,599	*	ProAssurance Corp	86
39,067	*	Progressive Corp	703
4,503		Protective Life Corp	75
25,973		Prudential Financial, Inc	1,292
5,032		Radian Group, Inc	37
1,249	*	RadNet, Inc	3
3,978		Reinsurance Group of America, Inc (Class A)	190
3,366		RenaissanceRe Holdings Ltd	179
1,157		RLI Corp	62
784		Safety Insurance Group, Inc	28
999	*	SeaBright Insurance Holdings, Inc	12
2,700		Selective Insurance Group, Inc	44
2,873		Stancorp Financial Group, Inc	115

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

913		State Auto Financial Corp	$17
1,214		Stewart Information Services Corp	14
4,785		Torchmark Corp	210
2,163		Tower Group, Inc	51
1,617		Transatlantic Holdings, Inc	84
30,827		Travelers Cos, Inc	1,537
979	*	Triple-S Management Corp (Class B)	17
2,880	*	United America Indemnity Ltd (Class A)	23
1,337		United Fire & Casualty Co	24
67,202		UnitedHealth Group, Inc	2,048
2,455		Unitrin, Inc	54
1,661	*	Universal American Financial Corp	19
587		Universal Insurance Holdings, Inc	3
19,013		UnumProvident Corp	371
5,613		Validus Holdings Ltd	151
7,931		W.R. Berkley Corp	195
2,485	*	WellCare Health Plans, Inc	91
25,941	*	WellPoint, Inc	1,512
49		Wesco Financial Corp	17
19,417		XL Capital Ltd (Class A)	356
2,339		Zenith National Insurance Corp	70

		TOTAL INSURANCE CARRIERS	22,963

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
779	*	China Fire & Security Group, Inc	10
6,790	*	Corrections Corp of America	167
3,103	*	Geo Group, Inc	68

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	245

LEATHER AND LEATHER PRODUCTS - 0.14%
17,985		Coach, Inc	657
4,890	*	CROCS, Inc	28
927	*	Genesco, Inc	25
3,284	*	Iconix Brand Group, Inc	42
1,030	*	Steven Madden Ltd	43
2,673	*	Timberland Co (Class A)	48
378		Weyco Group, Inc	9
2,989		Wolverine World Wide, Inc	81

		TOTAL LEATHER AND LEATHER PRODUCTS	933

LEGAL SERVICES - 0.02%
3,007	*	FTI Consulting, Inc	142
564	*	Pre-Paid Legal Services, Inc	23

		TOTAL LEGAL SERVICES	165

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,634	*	Emergency Medical Services Corp (Class A)	89

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	89

LUMBER AND WOOD PRODUCTS - 0.02%
660		American Woodmark Corp	13
695		Deltic Timber Corp	32
6,361	*	Louisiana-Pacific Corp	45
442		Skyline Corp	8
979		Universal Forest Products, Inc	36

		TOTAL LUMBER AND WOOD PRODUCTS	134

METAL MINING - 0.63%
2,642	*	Allied Nevada Gold Corp	40
7,585		Cleveland-Cliffs, Inc	350
3,809	*	Coeur d’Alene Mines Corp	69
23,201	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,863

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,176	*	Hecla Mining Co	$75
27,321		Newmont Mining Corp	1,293
3,795	*	Paramount Gold and Silver Corp	5
4,186	*	Patriot Coal Corp	65
3,261	*	Rosetta Resources, Inc	65
2,192		Royal Gold, Inc	103
1,718	*	ShengdaTech, Inc	10
10,212		Southern Copper Corp	336
1,968	*	Stillwater Mining Co	19
2,759	*	Uranerz Energy Corp	4
4,575	*	US Gold Corp	11

		TOTAL METAL MINING	4,308

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
988		Armstrong World Industries, Inc	38
386		Blyth, Inc	13
4,329		Callaway Golf Co	33
2,087		Daktronics, Inc	19
7,299		Hasbro, Inc	234
2,253	*	Intrepid Potash, Inc	66
1,657	*	Jakks Pacific, Inc	20
4,840		Jarden Corp	150
1,909	*	Leapfrog Enterprises, Inc	8
1,066		Marine Products Corp	5
20,726		Mattel, Inc	414
45		Oil-Dri Corp of America	1
1,217	*	RC2 Corp	18
2,802	*	Shuffle Master, Inc	23
467	*	Steinway Musical Instruments, Inc	7

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,049

MISCELLANEOUS RETAIL - 1.61%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	3
1,110	*	Allion Healthcare, Inc	7
18,488	*	Amazon.com, Inc	2,487
2,240		Barnes & Noble, Inc	43
1,412		Big 5 Sporting Goods Corp	24
812	*	Blue Nile, Inc	51
3,769	*	Borders Group, Inc	4
968	*	Build-A-Bear Workshop, Inc	5
2,068	*	Cabela’s, Inc	29
1,865		Cash America International, Inc	65
3,306	*	CKX, Inc	17
3,853	*	Coldwater Creek, Inc	17
82,256		CVS Corp	2,649
4,676	*	Dick’s Sporting Goods, Inc	116
4,775	*	Dollar Tree, Inc	231
5,097	*	Drugstore.Com	16
2,322	*	Ezcorp, Inc (Class A)	40
554	*	Fuqi International, Inc	10
1,016	*	Gaiam, Inc (Class A)	8
1,606	*	GSI Commerce, Inc	41
1,477	*	Hibbett Sports, Inc	32
2,163	*	HSN, Inc	44
1,539	*	Jo-Ann Stores, Inc	56
688	*	Kirkland’s, Inc	12
2,975	*	Marvel Entertainment, Inc	161
2,547		MSC Industrial Direct Co (Class A)	120
2,071		Nutri/System, Inc	65
15,426	*	Office Depot, Inc	100
4,100	*	OfficeMax, Inc	52
840	*	Overstock.com, Inc	11
648	*	PC Mall, Inc	3
7,407		Petsmart, Inc	198
2,476	*	Priceline.com, Inc	541
811		Pricesmart, Inc	17
33,788	*	Rite Aid Corp	51
1,181	*	Shutterfly, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,632		Signet Jewelers Ltd	$124
1,120	*	Stamps.com, Inc	10
40,325		Staples, Inc	992
461		Systemax, Inc	7
7,244		Tiffany & Co	311
55,772		Walgreen Co	2,048
3,566		World Fuel Services Corp	96
1,423	*	Zale Corp	4
933	*	Zumiez, Inc	12

		TOTAL MISCELLANEOUS RETAIL	10,951

MOTION PICTURES - 0.74%
860	*	Ascent Media Corp (Series A)	22
1,355	*	Avid Technology, Inc	17
563	*	Carmike Cinemas, Inc	4
1,605		Cinemark Holdings, Inc	23
15,813	*	Discovery Communications, Inc (Class C)	419
4,166	*	DreamWorks Animation SKG, Inc (Class A)	167
5,451	*	Macrovision Solutions Corp	174
2,600		National CineMedia, Inc	43
128,332		News Corp (Class A)	1,757
4,340		Regal Entertainment Group (Class A)	63
475	*	Rentrak Corp	8
4,730		Scripps Networks Interactive (Class A)	196
67,969		Time Warner, Inc	1,981
8,733	*	tw telecom inc (Class A)	150

		TOTAL MOTION PICTURES	5,024

NONDEPOSITORY INSTITUTIONS - 0.78%
3,111		Advance America Cash Advance Centers, Inc	17
15,915	*	American Capital Ltd	39
57,887		American Express Co	2,346
5,299	*	AmeriCredit Corp	101
8,509		Apollo Investment Corp	81
5,815		Ares Capital Corp	72
292		BlackRock Kelso Capital Corp	3
2,000	*	Boise, Inc	11
25,714		Capital One Financial Corp	986
12,677		CapitalSource, Inc	50
36,441		Chimera Investment Corp	141
1,233		CompuCredit Corp	4
533	*	Credit Acceptance Corp	22
1,400		Cypress Sharpridge Investments, Inc	19
30,141		Discover Financial Services	443
966	*	Encore Capital Group, Inc	17
1,621		Financial Federal Corp	45
1,630	*	First Cash Financial Services, Inc	36
3,742	*	First Marblehead Corp	8
1,326		Gladstone Investment Corp	6
10,628		GLG Partners, Inc	34
4,024	*	Heckmann Corp	20
1,766		Hercules Technology Growth Capital, Inc	18
1,243	*	Information Services Group, Inc	4
1,051		Kohlberg Capital Corp	5
5,255		Lender Processing Services, Inc	214
3,668	*	MCG Capital Corp	16
872		Medallion Financial Corp	7
1,518	*	Mercadolibre, Inc	79
1,165		Nelnet, Inc (Class A)	20
812	*	NewStar Financial, Inc	3
1,181		NGP Capital Resources Co	10
2,525	*	Ocwen Financial Corp	24
1,244		PennantPark Investment Corp	11
3,083	*	PHH Corp	50
26,484	*	SLM Corp	299
258		Student Loan Corp	12
1,245		TICC Capital Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

360	*	Tree.com, Inc	$3
426		Triangle Capital Corp	5
876	*	World Acceptance Corp	31

		TOTAL NONDEPOSITORY INSTITUTIONS	5,320

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp	42
2,151	*	Cardium Therapeutics, Inc	2
1,945		Compass Minerals International, Inc	131
2,908	*	General Moly, Inc	6
66	*	United States Lime & Minerals, Inc	2
6,976		Vulcan Materials Co	367

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	550

OIL AND GAS EXTRACTION - 4.68%
28,289		Anadarko Petroleum Corp	1,766
18,969		Apache Corp	1,957
568		APCO Argentina, Inc	13
546	*	Approach Resources, Inc	4
2,099	*	Arena Resources, Inc	91
3,651		Atlas America, Inc	110
1,653	*	ATP Oil & Gas Corp	30
3,326	*	Atwood Oceanics, Inc	119
17,423		Baker Hughes, Inc	705
1,645	*	Basic Energy Services, Inc	15
2,505		Berry Petroleum Co (Class A)	73
2,193	*	Bill Barrett Corp	68
17,165		BJ Services Co	319
4,411	*	Boots & Coots, Inc	7
4,518	*	Brigham Exploration Co	61
1,573	*	Bronco Drilling Co, Inc	8
5,926		Cabot Oil & Gas Corp	258
2,632	*	Cal Dive International, Inc	20
13,616	*	Cameron International Corp	569
1,637	*	Carrizo Oil & Gas, Inc	43
3,135	*	Cheniere Energy, Inc	8
35,462		Chesapeake Energy Corp	918
4,934		Cimarex Energy Co	261
326	*	Clayton Williams Energy, Inc	11
1,574	*	CNX Gas Corp	46
3,558	*	Complete Production Services, Inc	46
2,751	*	Comstock Resources, Inc	112
4,295	*	Concho Resources, Inc	193
311	*	Contango Oil & Gas Co	15
1,798	*	Continental Resources, Inc	77
247	*	CREDO Petroleum Corp	2
474	*	Dawson Geophysical Co	11
10,625	*	Delta Petroleum Corp	11
14,536	*	Denbury Resources, Inc	215
25,088		Devon Energy Corp	1,844
3,843		Diamond Offshore Drilling, Inc	378
3,212	*	Encore Acquisition Co	154
6,804	*	Endeavour International Corp	7
1,511	*	Energy Recovery, Inc	10
14,177		EOG Resources, Inc	1,379
7,328		Equitable Resources, Inc	322
8,507		EXCO Resources, Inc	181
3,734	*	Exterran Holdings, Inc	80
6,046	*	Forest Oil Corp	135
2,157	*	FX Energy, Inc	6
424	*	Geokinetics, Inc	4
422	*	Georesources, Inc	6
6,001	*	Global Industries Ltd	43
1,351	*	GMX Resources, Inc	19
1,342	*	Goodrich Petroleum Corp	33
1,573	*	Gulfport Energy Corp	18
50,871		Halliburton Co	1,531
2,496	*	Harvest Natural Resources, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
5,489	*	Helix Energy Solutions Group, Inc	$65
6,223		Helmerich & Payne, Inc	248
5,516	*	Hercules Offshore, Inc	26
61	*	Isramco, Inc	4
597		Kayne Anderson Energy Development Co	9
7,484	*	Key Energy Services, Inc	66
5,069	*	Mariner Energy, Inc	59
3,025	*	McMoRan Exploration Co	24
16,458	*	Nabors Industries Ltd	360
23,736		National Oilwell Varco, Inc	1,047
7,341	*	Newfield Exploration Co	354
5,171	*	Newpark Resources, Inc	22
9,771		Noble Energy, Inc	696
1,187	*	Northern Oil And Gas, Inc	14
46,101		Occidental Petroleum Corp	3,750
3,256	*	Oceaneering International, Inc	191
9,895	*	Oilsands Quest, Inc	11
447		Panhandle Oil and Gas, Inc (Class A)	12
6,555	*	Parker Drilling Co	32
9,098		Patterson-UTI Energy, Inc	140
2,491		Penn Virginia Corp	53
17,052	*	PetroHawk Energy Corp	409
1,000	*	Petroleum Development Corp	18
2,768	*	Petroquest Energy, Inc	17
2,681	*	Pioneer Drilling Co	21
6,686		Pioneer Natural Resources Co	322
7,709	*	Plains Exploration & Production Co	213
940	*	PowerSecure International, Inc	7
9,575	*	Pride International, Inc	306
6,285	*	Quicksilver Resources, Inc	94
8,831		Range Resources Corp	440
1,989	*	Rex Energy Corp	24
6,543		Rowan Cos, Inc	148
1,462		RPC, Inc	15
67,716		Schlumberger Ltd	4,408
1,221	*	SEACOR Holdings, Inc	93
638	*	Seahawk Drilling, Inc	14
13,643		Smith International, Inc	371
19,408	*	Southwestern Energy Co	936
3,800		St. Mary Land & Exploration Co	130
1,763	*	Stone Energy Corp	32
3,221	*	Sulphco, Inc	2
4,723	*	Superior Energy Services	115
989	*	Superior Well Services, Inc	14
1,701	*	Swift Energy Co	41
3,388	*	Syntroleum Corp	9
4,475	*	Tetra Technologies, Inc	50
3,048		Tidewater, Inc	146
942		Toreador Resources Corp	9
500	*	Union Drilling, Inc	3
1,992	*	Unit Corp	85
3,680		Vaalco Energy, Inc	17
1,213	*	Venoco, Inc	16
1,693		W&T Offshore, Inc	20
3,436	*	Warren Resources, Inc	8
2,765	*	Whiting Petroleum Corp	198
2,395	*	Willbros Group, Inc	40
32,904		XTO Energy, Inc	1,531
837	*	Zion Oil & Gas, Inc	6

		TOTAL OIL AND GAS EXTRACTION	31,836

PAPER AND ALLIED PRODUCTS - 0.53%
5,898		Bemis Co	175
2,317	*	Buckeye Technologies, Inc	23
3,345	*	Cenveo, Inc	29
2,260	*	Domtar Corporation	125
2,970		Glatfelter	36
7,030	*	Graphic Packaging Holding Co	24
1,990		Greif, Inc (Class A)	107
24,643		International Paper Co	660

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,036	*	Kapstone Paper and Packaging Corp	$10
23,436		Kimberly-Clark Corp	1,493
9,835		MeadWestvaco Corp	282
1,075		Neenah Paper, Inc	15
266	*	Orchids Paper Products Co	5
5,657		Packaging Corp of America	130
2,293		Rock-Tenn Co (Class A)	116
1,004		Schweitzer-Mauduit International, Inc	71
5,253		Sonoco Products Co	154
6,135		Temple-Inland, Inc	130
2,666		Wausau Paper Corp	31

		TOTAL PAPER AND ALLIED PRODUCTS	3,616

PERSONAL SERVICES - 0.15%
7,099		Cintas Corp	185
1,574	*	Coinstar, Inc	44
276		CPI Corp	3
1,242		G & K Services, Inc (Class A)	31
19,026		H&R Block, Inc	430
2,055		Jackson Hewitt Tax Service, Inc	9
638	*	Mac-Gray Corp	7
2,615		Regis Corp	41
5,024	*	Sally Beauty Holdings, Inc	38
14,711		Service Corp International	120
956	*	Steiner Leisure Ltd	38
864		Unifirst Corp	42
2,092		Weight Watchers International, Inc	61

		TOTAL PERSONAL SERVICES	1,049

PETROLEUM AND COAL PRODUCTS - 5.33%
783		Alon USA Energy, Inc	5
4,098		Ashland, Inc	162
113,438		Chevron Corp	8,734
83,798		ConocoPhillips	4,280
1,100	*	CVR Energy, Inc	7
683		Delek US Holdings, Inc	5
275,757		Exxon Mobil Corp	18,804
5,933		Frontier Oil Corp	71
11,159	*	Gran Tierra Energy, Inc	64
2,769	*	Headwaters, Inc	18
16,403		Hess Corp	992
2,601		Holly Corp	67
39,898		Marathon Oil Corp	1,246
10,867		Murphy Oil Corp	589
610		Quaker Chemical Corp	13
6,984	*	SandRidge Energy, Inc	66
6,379		Sunoco, Inc	166
8,041		Tesoro Corp	109
31,592		Valero Energy Corp	529
3,122		Walter Industries, Inc	235
1,100		WD-40 Co	36
1,509	*	Western Refining, Inc	7

		TOTAL PETROLEUM AND COAL PRODUCTS	36,205

PIPELINES, EXCEPT NATURAL GAS - 0.11%
36,633		Spectra Energy Corp	751

		TOTAL PIPELINES, EXCEPT NATURAL GAS	751

PRIMARY METAL INDUSTRIES - 0.70%
6,022		AK Steel Holding Corp	129
54,966		Alcoa, Inc	886
5,687		Allegheny Technologies, Inc	255
2,599		Belden CDT, Inc	57
1,200	*	Brush Engineered Materials, Inc	22
2,679		Carpenter Technology Corp	72

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,331	*	Century Aluminum Co	$38
4,687	*	CommScope, Inc	124
840		Encore Wire Corp	18
849	*	Fushi Copperweld, Inc	9
2,897	*	General Cable Corp	85
636	*	General Steel Holdings, Inc	3
1,633		Gibraltar Industries, Inc	26
769		Haynes International, Inc	25
2,056	*	Horsehead Holding Corp	26
3,250		Hubbell, Inc (Class B)	154
1,872		Matthews International Corp (Class A)	66
1,459	*	Metalico, Inc	7
2,227		Mueller Industries, Inc	55
625	*	Northwest Pipe Co	17
18,071		Nucor Corp	843
529		Olympic Steel, Inc	17
7,882		Precision Castparts Corp	870
1,496	*	RTI International Metals, Inc	38
1,268		Schnitzer Steel Industries, Inc (Class A)	60
11,907		Steel Dynamics, Inc	211
1,393		Texas Industries, Inc	49
4,318		Titanium Metals Corp	54
1,864		Tredegar Corp	29
8,037		United States Steel Corp	443
400	*	Universal Stainless & Alloy	8
2,636	*	Uranium Energy Corp	10
3,596		Worthington Industries, Inc	47

		TOTAL PRIMARY METAL INDUSTRIES	4,753

PRINTING AND PUBLISHING - 0.33%
2,726	*	ACCO Brands Corp	20
2,371		American Greetings Corp (Class A)	52
5,182		Belo (A.H.) Corp (Class A)	28
1,738		Bowne & Co, Inc	12
1,173	*	China Information Security Technology, Inc	7
594	*	Consolidated Graphics, Inc	21
594		Courier Corp	8
269		CSS Industries, Inc	5
1,664	*	Dolan Media Co	17
3,040		Dun & Bradstreet Corp	256
1,693		Ennis, Inc	28
1,802	*	EW Scripps Co (Class A)	13
13,154		Gannett Co, Inc	195
2,433		Harte-Hanks, Inc	26
2,075		John Wiley & Sons, Inc (Class A)	87
2,807		Journal Communications, Inc (Class A)	11
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	8
18,134		McGraw-Hill Cos, Inc	608
2,056		Meredith Corp	63
5,567	*	MSCI, Inc (Class A)	177
514		Multi-Color Corp	6
6,031		New York Times Co (Class A)	75
945	*	Playboy Enterprises, Inc (Class B)	3
1,637		Primedia, Inc	6
11,854		R.R. Donnelley & Sons Co	264
977		Schawk, Inc (Class A)	13
1,378		Scholastic Corp	41
1,179		Standard Register Co	6
3,118	*	Valassis Communications, Inc	57
329		Washington Post Co (Class B)	145

		TOTAL PRINTING AND PUBLISHING	2,258

RAILROAD TRANSPORTATION - 0.84%
14,803		Burlington Northern Santa Fe Corp	1,460
22,465		CSX Corp	1,089
1,841	*	Genesee & Wyoming, Inc (Class A)	60
5,349	*	Kansas City Southern Industries, Inc	178

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,640		Norfolk Southern Corp	$1,082
28,504		Union Pacific Corp	1,822

		TOTAL RAILROAD TRANSPORTATION	5,691

REAL ESTATE - 0.10%
12,413	*	CB Richard Ellis Group, Inc (Class A)	168
1,496	*	China Housing & Land Development, Inc	6
378		Consolidated-Tomoka Land Co	13
1,553		DuPont Fabros Technology, Inc	28
5,952	*	Forest City Enterprises, Inc (Class A)	70
2,159	*	Forestar Real Estate Group, Inc	48
700		Government Properties Income Trust	16
2,406		Jones Lang LaSalle, Inc	145
1,663	*	LoopNet, Inc	17
699	*	Reading International, Inc	3
5,424	*	St. Joe Co	157
4,084		Stewart Enterprises, Inc (Class A)	21

		TOTAL REAL ESTATE	692

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
1,547		A. Schulman, Inc	31
449	*	AEP Industries, Inc	17
3,574		Cooper Tire & Rubber Co	72
781	*	Deckers Outdoor Corp	79
13,460	*	Goodyear Tire & Rubber Co	190
881	*	Metabolix, Inc	10
15,987		Newell Rubbermaid, Inc	240
8,412		Sealed Air Corp	184
1,985	*	Skechers U.S.A., Inc (Class A)	58
2,188		Spartech Corp	23
1,848		Titan International, Inc	15
714	*	Trex Co, Inc	14
3,650		Tupperware Corp	170
2,061		West Pharmaceutical Services, Inc	81

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,184

SECURITY AND COMMODITY BROKERS - 2.44%
14,367		Ameriprise Financial, Inc	558
1,800	*	Artio Global Investors, Inc	46
1,791		BlackRock, Inc	416
3,645	*	Broadpoint Securities Group, Inc	16
8,286		Broadridge Financial Solutions, Inc	187
1,288		Calamos Asset Management, Inc (Class A)	15
54,106		Charles Schwab Corp	1,018
3,715		CME Group, Inc	1,248
1,086		Cohen & Steers, Inc	25
118		Diamond Hill Investment Group, Inc	8
800		Duff & Phelps Corp	15
80,062	*	E*Trade Financial Corp	140
6,496		Eaton Vance Corp	198
737		Epoch Holding Corp	8
528		Evercore Partners, Inc (Class A)	16
1,478	*	FBR Capital Markets Corp	9
5,287		Federated Investors, Inc (Class B)	145
973		Fifth Street Finance Corp	10
8,450		Franklin Resources, Inc	890
448		GAMCO Investors, Inc (Class A)	22
3,928		GFI Group, Inc	18
28,569		Goldman Sachs Group, Inc	4,824
1,134		Greenhill & Co, Inc	91
2,464	*	Interactive Brokers Group, Inc (Class A)	44
4,158	*	IntercontinentalExchange, Inc	467
402	*	International Assets Holding Corp	6
23,388		Invesco Ltd	549
2,642	*	Investment Technology Group, Inc	52
9,425		Janus Capital Group, Inc	127
6,767	*	Jefferies Group, Inc	161

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

822		JMP Group, Inc	$8
1,881	*	KBW, Inc	51
5,354	*	Knight Capital Group, Inc (Class A)	82
3,465	*	LaBranche & Co, Inc	10
4,456		Lazard Ltd (Class A)	169
9,238		Legg Mason, Inc	279
1,518		MarketAxess Holdings, Inc	21
5,600	*	MF Global Ltd	39
76,900		Morgan Stanley	2,276
980	*	Morningstar, Inc	47
7,620	*	Nasdaq Stock Market, Inc	151
14,999		NYSE Euronext	379
404		Oppenheimer Holdings, Inc	13
2,681		optionsXpress Holdings, Inc	41
879	*	Penson Worldwide, Inc	8
1,153	*	Piper Jaffray Cos	58
5,630		Raymond James Financial, Inc	134
870		Sanders Morris Harris Group, Inc	5
7,317		SEI Investments Co	128
1,504	*	Stifel Financial Corp	89
1,726		SWS Group, Inc	21
14,358		T Rowe Price Group, Inc	765
14,548	*	TD Ameritrade Holding Corp	282
7		Teton Advisors, Inc	0	^
1,322	*	Thomas Weisel Partners Group, Inc	5
702		US Global Investors, Inc (Class A)	9
98		Value Line, Inc	2
5,130		Waddell & Reed Financial, Inc (Class A)	157
322		Westwood Holdings Group, Inc	12

		TOTAL SECURITY AND COMMODITY BROKERS	16,570

SOCIAL SERVICES - 0.00%**
1,396	*	Capital Senior Living Corp	7
617	*	Providence Service Corp	10
1,211	*	Res-Care, Inc	13

		TOTAL SOCIAL SERVICES	30

SPECIAL TRADE CONTRACTORS - 0.09%
246		Alico, Inc	7
1,763	*	AsiaInfo Holdings, Inc	54
1,154		Chemed Corp	55
2,642		Comfort Systems USA, Inc	33
2,490	*	Dycom Industries, Inc	20
3,912	*	EMCOR Group, Inc	105
1,981	*	Insituform Technologies, Inc (Class A)	45
797	*	Integrated Electrical Services, Inc	5
1,155	*	Layne Christensen Co	33
11,146	*	Quanta Services, Inc	232

		TOTAL SPECIAL TRADE CONTRACTORS	589

STONE, CLAY, AND GLASS PRODUCTS - 0.40%
1,848		Apogee Enterprises, Inc	26
1,041	*	Cabot Microelectronics Corp	34
1,232		CARBO Ceramics, Inc	84
87,620		Corning, Inc	1,692
2,603		Eagle Materials, Inc	68
8,032		Gentex Corp	143
2,473		Martin Marietta Materials, Inc	221
4,633	*	Owens Corning, Inc	119
9,677	*	Owens-Illinois, Inc	318
2,151	*	US Concrete, Inc	2
2,551	*	USG Corp	36

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,743

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TEXTILE MILL PRODUCTS - 0.03%
1,703		Albany International Corp (Class A)	$38
3,257		Interface, Inc (Class A)	27
3,206	*	Mohawk Industries, Inc	153
874		Oxford Industries, Inc	18

		TOTAL TEXTILE MILL PRODUCTS	236

TOBACCO PRODUCTS - 1.31%
117,151		Altria Group, Inc	2,300
8,648		Fortune Brands, Inc	373
9,680		Lorillard, Inc	777
110,920		Philip Morris International, Inc	5,345
1,060		Universal Corp	48
2,281		Vector Group Ltd	32

		TOTAL TOBACCO PRODUCTS	8,875

TRANSPORTATION BY AIR - 0.51%
677	*	Air Methods Corp	23
3,234	*	Air Transport Services Group, Inc	8
6,646	*	Airtran Holdings, Inc	35
2,085	*	Alaska Air Group, Inc	72
804	*	Allegiant Travel Co	38
19,424	*	AMR Corp	150
809	*	Atlas Air Worldwide Holdings, Inc	30
1,579	*	Bristow Group, Inc	61
6,782	*	Continental Airlines, Inc (Class B)	121
1,785		Copa Holdings S.A. (Class A)	97
43,562	*	Delta Air Lines, Inc	496
17,588		FedEx Corp	1,468
2,405	*	Hawaiian Holdings, Inc	17
12,519	*	JetBlue Airways Corp	68
882	*	PHI, Inc	18
2,007	*	Republic Airways Holdings, Inc	15
2,935		Skywest, Inc	50
43,160		Southwest Airlines Co	493
9,881	*	UAL Corp	128
10,620	*	US Airways Group, Inc	51

		TOTAL TRANSPORTATION BY AIR	3,439

TRANSPORTATION EQUIPMENT - 2.34%
1,197		A.O. Smith Corp	52
2,061	*	AAR Corp	47
685	*	Aerovironment, Inc	20
2,719		American Axle & Manufacturing Holdings, Inc	22
569		American Railcar Industries, Inc	6
1,306	*	Amerigon, Inc (Class A)	10
4,199		ArvinMeritor, Inc	47
1,245	*	ATC Technology Corp	30
4,971	*	Autoliv, Inc	216
5,637	*	BE Aerospace, Inc	132
40,994		Boeing Co	2,219
5,639		Brunswick Corp	72
3,028		Clarcor, Inc	98
940	*	Cogo Group, Inc	7
5,741	*	Dana Holding Corp	62
466	*	Dorman Products, Inc	7
636		Ducommun, Inc	12
996	*	Federal Mogul Corp (Class A)	17
3,085		Federal Signal Corp	19
4,014	*	Force Protection, Inc	21
176,065	*	Ford Motor Co	1,761
809		Freightcar America, Inc	16
735	*	Fuel Systems Solutions, Inc	30
3,656	*	GenCorp, Inc	26
19,502		General Dynamics Corp	1,329
9,112		Genuine Parts Co	346
6,790		Goodrich Corp	436

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

869		Greenbrier Cos, Inc	$9
1,483		Group 1 Automotive, Inc	42
13,077		Harley-Davidson, Inc	330
4,726		Harsco Corp	152
1,232		Heico Corp	55
42,024		Honeywell International, Inc	1,647
1,612		Kaman Corp	37
533	*	LMI Aerospace, Inc	7
18,061		Lockheed Martin Corp	1,361
300	*	Miller Industries, Inc	3
3,502	*	Navistar International Corp	135
3,448	*	Orbital Sciences Corp	53
5,202		Oshkosh Truck Corp	193
20,871		Paccar, Inc	757
1,834		Polaris Industries, Inc	80
196		Portec Rail Products, Inc	2
1,983		Spartan Motors, Inc	11
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)	124
633	*	Standard Motor Products, Inc	5
1,472		Superior Industries International, Inc	23
2,719	*	Tenneco, Inc	48
2,119		Thor Industries, Inc	67
187	*	Todd Shipyards Corp	3
2,021		TransDigm Group, Inc	96
4,541		Trinity Industries, Inc	79
984		Triumph Group, Inc	47
2,648	*	TRW Automotive Holdings Corp	63
47,644		United Technologies Corp	3,307
2,227		Westinghouse Air Brake Technologies Corp	91
1,944	*	Winnebago Industries, Inc	24
817	*	Wonder Auto Technology, Inc	10

		TOTAL TRANSPORTATION EQUIPMENT	15,921

TRANSPORTATION SERVICES - 0.19%
1,330		Ambassadors Group, Inc	18
9,711		CH Robinson Worldwide, Inc	570
783	*	Dynamex, Inc	14
12,198		Expeditors International Washington, Inc	424
1,953		GATX Corp	56
2,332	*	Hub Group, Inc (Class A)	63
2,163	*	Interval Leisure Group, Inc	27
2,500	*	Orbitz Worldwide, Inc	18
2,338		Pacer International, Inc	7
590	*	Universal Travel Group	6
6,068		UTI Worldwide, Inc	87

		TOTAL TRANSPORTATION SERVICES	1,290

TRUCKING AND WAREHOUSING - 0.43%
1,500		Arkansas Best Corp	44
1,483	*	Celadon Group, Inc	16
2,504		Con-way, Inc	87
1,921		Forward Air Corp	48
2,189		Heartland Express, Inc	33
4,893		J.B. Hunt Transport Services, Inc	158
3,148		Landstar System, Inc	122
952	*	Marten Transport Ltd	17
1,717	*	Old Dominion Freight Line	53
103	*	Patriot Transportation Holding, Inc	10
900	*	Saia, Inc	13
39,284		United Parcel Service, Inc (Class B)	2,254
200		Universal Truckload Services, Inc	4
429	*	USA Truck, Inc	5
2,010		Werner Enterprises, Inc	40
3,415	*	YRC Worldwide, Inc	3

		TOTAL TRUCKING AND WAREHOUSING	2,907

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

WATER TRANSPORTATION - 0.25%
2,122		Alexander & Baldwin, Inc	$73
694	*	American Commercial Lines, Inc	13
25,204	*	Carnival Corp	799
2,362		DHT Maritime, Inc	9
2,567	*	Eagle Bulk Shipping, Inc	13
2,983		Frontline Ltd	82
1,322		Genco Shipping & Trading Ltd	30
2,956		General Maritime Corp	21
2,142		Golar LNG Ltd	27
1,244	*	Gulfmark Offshore, Inc	35
2,063		Horizon Lines, Inc (Class A)	11
1,509	*	Hornbeck Offshore Services, Inc	35
357		International Shipholding Corp	11
3,228	*	Kirby Corp	112
1,036		Knightsbridge Tankers Ltd	14
2,356		Nordic American Tanker Shipping	71
2,450	*	Odyssey Marine Exploration, Inc	3
1,191		Overseas Shipholding Group, Inc	52
7,527	*	Royal Caribbean Cruises Ltd	190
2,365		Ship Finance International Ltd	32
400	*	TBS International Ltd (Class A)	3
2,428		Teekay Corp	56
800		Teekay Tankers Ltd (Class A)	7
931	*	Ultrapetrol Bahamas Ltd	4

		TOTAL WATER TRANSPORTATION	1,703

WHOLESALE TRADE-DURABLE GOODS - 0.38%
1,334		Agilysys, Inc	12
2,206		Applied Industrial Technologies, Inc	49
6,511	*	Arrow Electronics, Inc	193
2,819		Barnes Group, Inc	48
2,807	*	Beacon Roofing Supply, Inc	45
6,738		BorgWarner, Inc	224
1,087		Castle (A.M.) & Co	15
671	*	Chindex International, Inc	9
1,671	*	Conceptus, Inc	31
1,204	*	DemandTec, Inc	11
1,490	*	Digi International, Inc	14
1,195	*	Drew Industries, Inc	25
292		Eastern Co	4
1,600	*	Emdeon, Inc	24
1,438	*	Hansen Medical, Inc	4
800		Houston Wire & Cable Co	10
9,316	*	Ingram Micro, Inc (Class A)	163
2,496	*	Insight Enterprises, Inc	28
1,758	*	Interline Brands, Inc	30
3,018		Knight Transportation, Inc	58
300		Lawson Products, Inc	5
8,123	*	LKQ Corp	159
2,043	*	MedAssets, Inc	43
1,413	*	Merge Healthcare, Inc	5
620	*	MWI Veterinary Supply, Inc	23
2,152		Owens & Minor, Inc	92
6,003	*	Patterson Cos, Inc	168
2,583		PEP Boys - Manny Moe & Jack	22
3,009		Pool Corp	57
3,039	*	PSS World Medical, Inc	69
3,664		Reliance Steel & Aluminum Co	158
3,802		Solera Holdings, Inc	137
511		Sport Supply Group, Inc	6
2,550	*	Talecris Biotherapeutics Holdings Corp	57
2,618	*	Tech Data Corp	122
433	*	Titan Machinery, Inc	5
2,452	*	TomoTherapy, Inc	10
2,146	*	Tyler Technologies, Inc	43
3,321		W.W. Grainger, Inc	322
2,519	*	WESCO International, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

640	*	West Marine, Inc	$5

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,573

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
1,483		Aceto Corp	8
4,761		Airgas, Inc	227
2,860	*	Akorn, Inc	5
5,454	*	Alliance One International, Inc	27
3,840		Allscripts Healthcare Solutions, Inc	78
962		Andersons, Inc	25
3,641	*	Bare Escentuals, Inc	45
2,298	*	BioScrip, Inc	19
1,671	*	BMP Sunstone Corp	9
5,133		Brown-Forman Corp (Class B)	275
20,205		Cardinal Health, Inc	651
3,380	*	Central European Distribution Corp	96
712	*	Clearwater Paper Corp	39
638	*	Core-Mark Holding Co, Inc	21
1	*	CPEX Pharmaceuticals, Inc	0	^
9,986	*	Dean Foods Co	180
6,595	*	Endo Pharmaceuticals Holdings, Inc	135
2,503	*	Fresh Del Monte Produce, Inc	55
1,978	*	Green Mountain Coffee Roasters, Inc	161
2,432	*	Hain Celestial Group, Inc	41
4,917	*	Henry Schein, Inc	259
3,687		Herbalife Ltd	150
500		Kenneth Cole Productions, Inc (Class A)	5
1,430		K-Swiss, Inc (Class A)	14
901	*	LSB Industries, Inc	13
2,734		Men’s Wearhouse, Inc	58
1,570		Myers Industries, Inc	14
785		Nash Finch Co	29
3,049		Nu Skin Enterprises, Inc (Class A)	82
804	*	Perry Ellis International, Inc	12
913	*	School Specialty, Inc	21
1,382		Spartan Stores, Inc	20
626	*	Synutra International, Inc	8
33,594		Sysco Corp	939
5,551		Terra Industries, Inc	179
1,886	*	Tractor Supply Co	100
2,582	*	United Natural Foods, Inc	69
1,202	*	United Stationers, Inc	68
423		Valhi, Inc	6
849	*	Volcom, Inc	14
1,325		Zep, Inc	23
1,070	*	Zhongpin, Inc	17

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,197

		TOTAL COMMON STOCKS (Cost $572,601)	679,252

RIGHTS / WARRANTS - 0.00%**
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
1,558		Builders FirstSource, Inc	0	^

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	0	^

COMMUNICATIONS - 0.00%**
4,026		Clearwire Corp	2

		TOTAL COMMUNICATIONS	2

		TOTAL RIGHTS / WARRANTS (Cost $0^)	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES	COMPANY	VALUE (000)

	TOTAL PORTFOLIO - 99.95% (Cost $572,601)	$679,254
	OTHER ASSETS & LIABILITIES, NET - 0.05%	305

	NET ASSETS - 100.00%	$679,559

*	Non-income producing

**	Percentage represents less than 0.01%

^	Amount represents less than $1,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of TIAA Separate Account VA-1:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2009, and for the year then ended and have issued our unqualified report thereon dated February 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of VA-1’s schedule of investments in securities (the Schedule) as of December 31, 2009 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of VA-1’s management. Our responsibility is to express an opinion on this Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of VA-1 referred to above, presents fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 22, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractholders may recommend nominees to the Registrant’s Management Committee.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: February 18, 2010	By:	/S/ ROGER W. FERGUSON, JR.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 18, 2010	By:	/S/ ROGER W. FERGUSON, JR.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: February 18, 2010	By:	/S/ PHILLIP G. GOFF
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer